As filed with the Securities and Exchange Commission on 11/29/10

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

1

Genworth Calamos Growth Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.90%
	Aerospace & Defense - 1.80%
6,610	United Technologies Corp.	$470,830

	Beverages - 0.80%
4,475	Hansen Natural Corp. (a)	208,625

	Biotechnology - 0.77%
3,600	United Therapeutics Corp. (a)	201,636

	Capital Markets - 2.29%
1,600	Franklin Resources, Inc. (b)	171,040
5,075	Legg Mason, Inc. (b)	153,823
5,475	T. Rowe Price Group, Inc.	274,106

		598,969

	Chemicals - 0.57%
2,000	Agrium, Inc. (b)	149,980

	Communications Equipment - 7.21%
23,050	Cisco Systems, Inc. (a)	504,795
3,125	F5 Networks, Inc. (a)(b)	324,406
5,350	Plantronics, Inc.	180,723
12,925	Qualcomm, Inc.	583,176
6,350	Riverbed Technology, Inc. (a)(b)	289,433

		1,882,533

	Computers & Peripherals - 7.47%
4,320	Apple, Inc. (a)	1,225,800
13,400	EMC Corp. (a)(b)	272,154
9,075	NetApp, Inc. (a)(b)	451,844

		1,949,798

	Construction & Engineering - 1.44%
7,600	Fluor Corp.	376,428

	Diversified Consumer Services - 0.78%
2,075	New Oriental Education & Tech. Group, Inc. - ADR (a)(b)	202,479

	Diversified Financial Services - 1.74%
1,045	CME Group, Inc.	272,170
1,735	IntercontinentalExchange, Inc. (a)	181,689

		453,859

	Electrical Equipment - 3.83%
26,325	ABB Ltd. - ADR	555,984
3,687	The Babcock & Wilcox Co. (a)	78,459
1,300	First Solar, Inc. (a)(b)	191,555
11,150	GrafTech International Ltd. (a)	174,275

		1,000,273

	Electronic Equipment & Instruments - 2.96%
3,825	Amphenol Corp. (b)	187,348
2,850	Itron, Inc. (a)	174,505
10,750	Jabil Circuit, Inc.	154,908
7,300	Trimble Navigation Ltd. (a)(b)	255,792

		772,553

	Energy Equipment & Services - 3.92%
2,250	Core Laboratories N.V. (b)	198,090
16,875	Halliburton Co.	558,056
6,000	National-Oilwell Varco, Inc.	266,820

		1,022,966

	Health Care Equipment & Supplies - 2.99%
11,625	Align Technology, Inc. (a)	227,617
3,450	Gen-Probe, Inc. (a)(b)	167,187
590	Intuitive Surgical, Inc. (a)	167,407
3,600	Varian Medical Systems, Inc. (a)	217,800

		780,011

	Hotels, Restaurants & Leisure - 0.96%
9,775	Starbucks Corp.	250,045

	Industrial Conglomerates - 0.42%
7,375	McDermott International, Inc. (a)	109,003

	Internet & Catalog Retail - 11.23%
7,160	Amazon.com, Inc. (a)(b)	1,124,550
16,050	Expedia, Inc.	452,770
1,425	Netflix, Inc. (a)(b)	231,078
3,225	Priceline.com, Inc. (a)(b)	1,123,397

		2,931,795

	Internet Software & Services - 7.87%
5,250	Baidu, Inc. - ADR (a)	538,755
2,250	Google, Inc. (a)	1,183,027
4,600	MercadoLibre, Inc. (a)(b)	332,028

		2,053,810

	IT Services - 2.28%
5,975	Cognizant Technology Solutions Corp. (a)	385,208
3,100	Infosys Technologies Ltd. - ADR	208,661

		593,869

	Life Sciences Tools & Services - 3.60%
27,025	Bruker Corp. (a)(b)	379,161
4,700	Illumina, Inc. (a)(b)	231,240
4,650	Waters Corp. (a)	329,127

		939,528

	Machinery - 5.80%
3,900	Bucyrus International, Inc. (b)	270,465
4,100	Cummins, Inc.	371,378
3,650	Dover Corp.	190,567
3,125	Eaton Corp.	257,781
6,050	Parker Hannifin Corp.	423,863

		1,514,054

	Media - 0.61%
9,375	IMAX Corp. (a)(b)	158,063

	Metals & Mining - 2.74%
14,000	Anglo American Plc - ADR	278,180
5,375	Barrick Gold Corp.	248,809
2,925	Cliffs Natural Resources, Inc.	186,966

		713,955

	Oil & Gas - 3.74%
4,610	Apache Corp.	450,674
1,025	CNOOC Ltd. - ADR (b)	199,157
4,175	Occidental Petroleum Corp.	326,903

		976,734

	Personal Products - 2.61%
14,275	Avon Products, Inc.	458,370
3,675	Herbalife, Ltd.	221,786

		680,156

	Pharmaceuticals - 2.23%
4,450	Novo Nordisk A/S - ADR	438,058
6,400	Warner Chilcott Plc (a)	143,616

		581,674

	Semiconductor & Semiconductor Equipment - 8.89%
7,525	Altera Corp. (b)	226,954
11,100	ARM Holdings Plc - ADR (b)	208,236
11,700	ASML Holding N.V. - ADR (b)	347,841
6,425	Atheros Communications, Inc. (a)	169,299
9,575	Cirrus Logic, Inc. (a)(b)	170,818
12,100	Intel Corp.	232,683
5,175	Linear Technology Corp. (b)	159,028
16,475	Marvell Technology Group Ltd. (a)	288,477
9,500	Omnivision Technologies, Inc. (a)	218,880
4,125	Veeco Instruments, Inc. (a)(b)	143,839
5,850	Xilinx, Inc. (b)	155,668

		2,321,723

	Software - 2.44%
4,450	Longtop Financial Technologies Ltd. - ADR (a)(b)	175,107
10,525	Oracle Corp. (b)	282,596
6,225	Taleo Corp. (a)	180,463

		638,166

	Specialty Retail - 1.39%
3,750	Abercrombie & Fitch Co. (b)	147,450
7,700	CarMax, Inc. (a)(b)	214,522

		361,972

	Textiles, Apparel & Luxury Goods - 2.77%
8,475	Coach, Inc. (b)	364,086
5,650	Lululemon Athletica, Inc. (a)(b)	252,668
4,500	Skechers USA, Inc. (a)(b)	105,705

		722,459

	Wireless Telecommunication Services - 0.75%
4,750	NII Holdings, Inc. (a)	195,225

	Total Common Stocks (Cost $21,340,411)	25,813,171

	SHORT TERM INVESTMENTS - 1.45%
	Money Market Funds - 1.45%
379,840	Federated Prime Obligations Fund Effective Yield, 0.21%,	379,840

	Total Short Term Investments (Cost $379,840)	379,840

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.21%
	Money Market Fund - 32.21%
8,407,107	Mount Vernon Prime Portfolio Effective Yield, 0.30%	8,407,107

	Total Investments Purchased as Securities Lending Collateral (Cost $8,407,107)	8,407,107

	Total Investments (Cost $30,127,358) - 132.56%	34,600,118
	Liabilities in Excess of Other Assets - (32.56)%	(8,499,018)

	TOTAL NET ASSETS - 100.00%	$26,101,100

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	On Loan

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$30,127,358

Gross unrealized appreciation	4,739,850
Gross unrealized depreciation	(267,090)

Net unrealized appreciation	4,472,760

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$4,626,811	$—	$—	$4,626,811
Consumer Staples	888,781	—	—	888,781
Energy	2,108,702	—	—	2,108,702
Financials	1,052,829	—	—	1,052,829
Health Care	2,502,849	—	—	2,502,849
Industrials	3,170,030	—	—	3,170,030
Information Technology	10,404,009	—	—	10,404,009
Materials	863,935	—	—	863,935
Telecommunication Services	195,225	—	—	195,225

Total Equity	25,813,171	—	—	25,813,171

Short Term Investments	379,840	—	—	379,840

Investments Purchased as Securities Lending Collateral	8,407,107	—	—	8,407,107

Total Investments in Securities	$34,600,118	$—	$—	$34,600,118

Genworth Columbia Mid Cap Value Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 88.54%
	Aerospace & Defense - 1.84%
45,962	AerCap Holdings N.V. (a)	$543,730
4,050	L-3 Communications Holdings, Inc.	292,693
13,650	Spirit AeroSystems Holdings, Inc. (a)	272,045

		1,108,468

	Airlines - 0.50%
25,650	Delta Air Lines, Inc. (a)	298,566

	Auto Components - 1.18%
13,500	BorgWarner, Inc. (a)(b)	710,370

	Automobiles - 0.91%
19,200	Harley Davidson, Inc. (b)	546,048

	Beverages - 0.72%
9,200	Molson Coors Brewing Co.	434,424

	Capital Markets - 2.10%
22,900	Raymond James Financial, Inc.	580,057
42,250	TD Ameritrade Holding Corp. (a)	682,338

		1,262,395

	Chemicals - 4.07%
13,750	Albemarle Corp.	643,637
16,700	Celanese Corp.	536,070
6,750	International Flavors & Fragrances, Inc.	327,510
13,000	PPG Industries, Inc.	946,400

		2,453,617

	Commercial Banks - 7.96%
11,900	CIT Group, Inc. (a)	485,758
12,250	City National Corp. (b)	650,107
21,400	Comerica, Inc. (b)	795,010
12,750	Cullen Frost Bankers, Inc. (b)	686,842
49,150	Fifth Third Bancorp	591,275
48,200	Huntington Bancshares, Inc.	273,294
10,738	SVB Financial Group (a)(b)	454,432
29,877	TCF Financial Corporation (b)	483,709
17,650	Zions Bancorporation (b)	377,004

		4,797,431

	Communications Equipment - 0.97%
57,900	Brocade Communications Systems, Inc. (a)	338,136
10,300	CommScope, Inc. (a)	244,522

		582,658

	Computers & Peripherals - 1.02%
19,850	Diebold, Inc.	617,136

	Construction & Engineering - 0.71%
17,500	Foster Wheeler AG (a)	428,050

	Consumer Finance - 1.78%
64,282	Discover Financial Services (b)	1,072,224

	Containers & Packaging - 1.80%
10,400	Crown Holdings, Inc. (a)(b)	298,064
33,900	Packaging Corporation of America	785,463

		1,083,527

	Diversified Telecommunication Services - 0.86%
82,450	Qwest Communications International, Inc. (b)	516,962

	Electric Utilities - 1.98%
20,000	American Electric Power Company, Inc.	724,600
15,800	Northeast Utilities System	467,206

		1,191,806

	Electrical Equipment - 1.01%
12,450	Cooper Industries Plc (b)	609,179

	Electronic Equipment & Instruments - 2.68%
14,050	Agilent Technologies, Inc. (a)	468,848
19,950	Arrow Electronics, Inc. (a)	533,264
29,300	Molex, Inc. (b)	613,249

		1,615,361

	Energy Equipment & Services - 5.62%
11,150	Cameron International Corp. (a)(b)	479,004
13,300	Dresser-Rand Group, Inc. (a)	490,637
10,550	Ensco Plc - ADR (b)	471,901
19,400	Nabors Industries Ltd. (a)(b)	350,364
13,650	Noble Corp.	461,234
17,950	Pride International, Inc. (a)	528,268
35,250	Weatherford International Ltd. (a)	602,775

		3,384,183

	Food Products - 1.13%
11,239	The J.M. Smucker Co. (b)	680,297

	Health Care Equipment & Supplies - 1.95%
6,600	The Cooper Companies, Inc.	305,052
9,900	Teleflex, Inc. (b)	562,122
5,900	Zimmer Holdings, Inc. (a)	308,747

		1,175,921

	Health Care Providers & Services - 0.67%
13,000	Community Health Systems (a)	402,610

	Hotels, Restaurants & Leisure - 2.65%
23,030	International Game Technology	332,783
19,450	Royal Caribbean Cruises Ltd. (a)(b)	613,259
12,400	Starwood Hotels & Resorts Worldwide, Inc. (b)	651,620

		1,597,662

	Household Durables - 1.98%
48,800	D.R. Horton, Inc. (b)	542,656
10,600	Stanley Black & Decker, Inc.	649,568

		1,192,224

	Household Products - 0.95%
8,600	The Clorox Company	574,136

	Insurance - 5.86%
10,372	ACE Ltd.	604,169
21,000	Assured Guaranty Ltd.	359,310
15,800	Axis Capital Holdings, Ltd.	520,452
39,062	Lincoln National Corp.	934,363
16,450	Reinsurance Group of America	794,371
14,629	Xl Group Plc	316,864

		3,529,529

	Leisure Equipment & Products - 1.23%
10,000	Hasbro, Inc.	445,100
12,750	Mattel, Inc.	299,115

		744,215

	Life Science Tools & Services - 0.53%
2,575	Mettler-Toledo International, Inc. (a)	320,433

	Machinery - 4.38%
8,500	Crane Co.	322,490
19,950	Ingersoll-Rand Plc (b)	712,415

10,150	Kennametal, Inc.	313,939
7,200	Navistar International Corporation (a)(b)	314,208
13,950	Parker Hannifin Corp.	977,337

		2,640,389

	Media - 2.15%
28,750	CBS Corp. (b)	455,975
21,900	Dish Network Corp.	419,604
9,399	Gannett, Inc.	114,950
22,100	Liberty Media Corporation - Interactive (a)	302,991

		1,293,520

	Metals & Mining - 1.17%
16,100	United States Steel Corp. (b)	705,824

	Multi-Utilities - 7.88%
28,756	AES Corp. (a)	326,381
22,550	CMS Energy Corp. (b)	406,351
13,100	PG&E Corporation	595,002
17,750	Public Service Enterprise Group, Inc.	587,170
18,200	Sempra Energy	979,160
17,000	Wisconsin Energy Corp.	982,600
37,950	Xcel Energy, Inc.	871,711

		4,748,375

	Oil & Gas - 6.02%
19,950	Cabot Oil & Gas Corp.	600,695
8,250	Murphy Oil Corp.	510,840
9,800	Newfield Exploration Co. (a)	562,912
17,538	Peabody Energy Corp. (b)	859,537
48,400	Spectra Energy Corp. (b)	1,091,420

		3,625,404

	Paper & Forest Products - 0.72%
27,574	Weyerhaeuser Co. (b)	434,566

	Personal Products - 1.93%
22,050	Avon Products, Inc.	708,025
7,150	The Estee Lauder Companies, Inc. (b)	452,095

		1,160,120

	Pharmaceuticals - 0.47%
6,700	Watson Pharmaceuticals, Inc. (a)	283,477

	Professional Services - 1.01%
11,650	Manpower, Inc.	608,130

	Real Estate Management & Development - 0.61%
20,000	CB Richard Ellis Group, Inc. (a)(b)	365,600

	Road & Rail - 1.46%
5,200	Canadian Pacific Railway Ltd. (b)	316,836
8,650	Con-way, Inc.	268,063
27,700	Hertz Global Holdings, Inc. (a)(b)	293,343

		878,242

	Semiconductor & Semiconductor Equipment - 0.64%
31,850	Atmel Corp. (a)(b)	253,526
4,700	Varian Semiconductor (a)	135,266

		388,792

	Software - 1.39%
14,250	Autodesk, Inc. (a)(b)	455,572
24,250	Nuance Communications, Inc. (a)(b)	379,270

		834,842

	Specialty Retail - 2.75%
40,750	Foot Locker, Inc.	592,098
24,650	Limited Brands, Inc.	660,127
7,550	O’Reilly Automotive, Inc. (a)	401,660

		1,653,885

	Textiles, Apparel & Luxury Goods - 0.53%
12,450	Hanesbrands, Inc. (a)	321,957

	Thrifts & Mortgage Finance - 0.77%
19,350	MGIC Investment Corp. (a)(b)	178,601
21,900	People’s United Financial Inc. (b)	286,671

		465,272

	Total Common Stocks (Cost $45,631,750)	53,337,827

	CONVERTIBLE BONDS - 0.24%
	Energy Equipment & Services - 0.24%
114,000	Cameron International Corp. 2.500%, 06/15/2026	147,772

	Total Convertible Bonds (Cost $127,591)	147,772

	CONVERTIBLE PREFERRED STOCKS - 0.26%
	Commercial Banks - 0.26%
1,200	Fifth Third Bancorp (b)	154,050

	Total Convertible Preferred Stocks (Cost $167,308)	154,050

	REAL ESTATE INVESTMENT TRUSTS - 8.62%
	Real Estate Investment Trusts - 8.62%
10,775	Alexandria Real Estate Equities, Inc.	754,250
9,150	Boston Properties, Inc.	760,548
19,850	Equity Residential	944,265
40,306	Host Hotels & Resorts, Inc.	583,631
33,500	ProLogis (b)	394,630
17,650	Rayonier, Inc.	884,618
12,400	Taubman Centers, Inc.	553,164
3,710	Vornado Realty Trust	317,316

	Total Real Estate Investment Trusts (Cost $3,989,232)	5,192,422

	SHORT TERM INVESTMENTS - 2.97%
	Money Market Fund - 2.97%
1,787,397	Federated Prime Obligations Fund Effective Yield, 0.21%	1,787,397

	Total Short Term Investments (Cost $1,787,397)	1,787,397

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.92%
	Money Market Fund - 27.92%
16,818,438	Mount Vernon Prime Portfolio Effective Yield, 0.30%	16,818,438

	Total Investments Purchased as Securities Lending Collateral (Cost $16,818,438)	16,818,438

	Total Investments (Cost $68,521,716) - 128.55%	77,437,906
	Liabilities in Excess of Other Assets - (28.55)%	(17,199,242)

	TOTAL NET ASSETS - 100.00%	$60,238,664

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$68,521,716

Gross unrealized appreciation	10,132,155
Gross unrealized depreciation	(1,215,965)

Net unrealized appreciation	8,916,190

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$8,059,880	$—	$—	$8,059,880
Consumer Staples	2,848,977	—	—	2,848,977
Energy	7,009,587	—	—	7,009,587
Financials	17,119,438	—	—	17,119,438
Health Care	2,182,441	—	—	2,182,441
Industrials	6,571,024	—	—	6,571,024
Information Technology	4,038,790	—	—	4,038,790
Materials	4,242,969	—	—	4,242,969
Telecommunication Services	516,962	—	—	516,962
Utilities	5,940,181	—	—	5,940,181

Total Equity	58,530,249	—	—	58,530,249

Convertible Bonds	—	147,772	—	147,772

Convertible Preferred Stocks	—	154,050	—	154,050

Short Term Investments	1,787,397	—	—	1,787,397

Investments Purchased as Securities Lending Collateral	16,818,438	—	—	16,818,438

Total Investments in Securities	$77,136,084	$301,822	$—	$77,437,906

Genworth Davis NY Venture Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.79%
	Aerospace & Defense - 0.31%
640	Lockheed Martin Corp.	$45,619

	Automobiles - 0.90%
4,694	Harley Davidson, Inc. (b)	133,497

	Beverages - 4.39%
5,035	The Coca-Cola Co.	294,648
2,985	Diageo Plc - ADR (b)	205,995
3,475	Heineken Holding N.V.	152,268

		652,911

	Capital Markets - 6.38%
2,725	Ameriprise Financial, Inc.	128,974
20,705	The Bank of New York Mellon Corp.	541,022
500	Charles Schwab Corp.	6,950
530	Goldman Sachs Group, Inc.	76,627
4,140	Julius Baer Group Ltd.	150,811
2,890	Julius Baer Holding A.G.	43,903

		948,287

	Chemicals - 1.65%
260	Air Products & Chemicals, Inc.	21,533
2,015	Monsanto Co.	96,579
570	Potash Corp. of Saskatchewan, Inc.	82,103
510	Praxair, Inc.	46,033

		246,248

	Commercial Banks - 3.85%
22,803	Wells Fargo & Company	573,039

	Commercial Services & Supplies - 1.40%
9,332	Iron Mountain, Inc.	208,477

	Computers & Peripherals - 0.91%
3,205	Hewlett Packard Co.	134,834

	Construction Materials - 0.26%
1,060	Vulcan Materials Company (b)	39,135

	Consumer Finance - 4.42%
15,640	American Express Co.	657,349

	Containers & Packaging - 1.93%
12,750	Sealed Air Corp.	286,620

	Diversified Financial Services - 0.91%
956	Bank of America Corporation	12,533
450	JPMorgan Chase & Co.	17,132
4,250	Moodys Corp. (b)	106,165

		135,830

	Electrical Equipment - 0.41%
2,890	ABB Ltd. - ADR	61,037

	Electronic Equipment & Instruments - 0.98%
4,350	Agilent Technologies, Inc. (a)	145,159

	Energy Equipment & Services - 0.75%
310	Schlumberger Ltd.	19,099
1,435	Transocean Ltd. (a)	92,256

		111,355

	Food & Staples Retailing - 7.46%
9,420	Costco Wholesale Corporation (b)	607,496
15,969	CVS Caremark Corporation	502,544

		1,110,040

	Food Products - 1.20%
1,005	The Hershey Company	47,828
1,380	Nestle S.A.	73,564
1,920	Unilever NV - ADR	57,370

		178,762

	Health Care Equipment & Supplies - 1.76%
2,640	Baxter International, Inc.	125,954
1,840	Becton, Dickinson & Co.	136,344

		262,298

	Health Care Providers & Services - 1.95%
5,948	Express Scripts, Inc. (a)	289,668

	Household Durables - 0.12%
460	Hunter Douglas N.V.	18,529

	Household Products - 1.70%
4,210	Procter & Gamble Co.	252,474

	Industrial Conglomerates - 0.69%
2,785	Tyco International Ltd. (b)	102,293

	Insurance - 11.66%
310	Aon Corp. (b)	12,124
5	Berkshire Hathaway, Inc. - Class A (a)	622,500
260	Everest Re Group Ltd.	22,482
145	Fairfax Financial Holdings Ltd.	59,031
12,135	Loews Corporation	459,917
37	Markel Corp. (a)	12,750
18,922	The Progressive Corporation	394,902
2,958	Transatlantic Holdings, Inc.	150,326

		1,734,032

	Internet Software & Services - 1.27%
359	Google, Inc. (a)	188,759

	IT Services - 0.27%
540	Visa, Inc. (b)	40,100

	Marine - 0.93%
33,400	China Shipping Development Co. Ltd.	45,786
770	Kuehne & Nagel International A.G.	92,536

		138,322

	Media - 1.47%
3,136	Grupo Televisa, S.A. - ADR	59,333
2,920	Liberty Media Corporation - Interactive (a)	40,033
215	Liberty Media Corporation - Starz (a)	13,949
6,755	News Corp. (b)	88,221
525	The Walt Disney Co.	17,383

		218,919

	Metals & Mining - 1.03%
2,200	BHP Billiton Plc	70,163
1,418	Rio Tinto	83,071

		153,234

	Oil & Gas - 13.67%
10,640	Canadian Natural Resource Ltd.	368,144
60,800	China Coal Energy Company Ltd.	100,147
6,699	Devon Energy Corp.	433,693
5,530	EOG Resources, Inc.	514,124
6,390	Occidental Petroleum Corp.	500,337
9,000	OGX Petroleo e Gas Participacoes S.A. (a)	117,128

		2,033,573

	Paper & Forest Products - 0.93%
8,300	Sino-Forest Corp. (a)	138,266

	Personal Products - 0.49%
825	Mead Johnson Nutrition Co.	46,951
950	Natura Cosmeticos S.A.	25,664

		72,615

	Pharmaceuticals - 8.30%
6,030	Johnson & Johnson	373,619
11,339	Merck & Co., Inc.	417,389
16,650	Pfizer, Inc.	285,880
1,150	Roche Holdings A.G.	157,127

		1,234,015

	Real Estate Management & Development - 1.25%
2,045	Brookfield Asset Management, Inc.	58,017
19,700	Hang Lung Group Ltd.	128,454

		186,471

	Semiconductor & Semiconductor Equipment - 1.91%
10,495	Texas Industries, Inc. (b)	284,834

	Software - 1.72%
6,590	Activision Blizzard, Inc.	71,304
7,520	Microsoft Corp.	184,165

		255,469

	Specialty Retail - 2.89%
6,005	Bed Bath & Beyond, Inc. (a)(b)	260,677
6,052	CarMax, Inc. (a)(b)	168,609

		429,286

	Tobacco - 1.12%
2,974	Philip Morris International, Inc.	166,603

	Transportation Infrastructure - 1.13%
43,306	China Merchants Holdings International Co. Ltd.	156,588
2,000	LLX Logistica S.A. (a)	10,898

		167,486

	Wireless Telecommunication Services - 0.42%
1,170	America Movil, S.A.B de C.V. - ADR	62,396

	Total Common Stocks (Cost $12,777,810)	14,097,841

	SHORT TERM INVESTMENTS - 5.07%
	Money Market Fund - 5.07%
753,269	Federated Prime Obligations Fund Effective Yield, 0.21%	753,269

	Total Short Term Investments (Cost $753,269)	753,269

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.89%
	Money Market Fund - 10.89%
1,619,477	Mount Vernon Prime Portfolio Effective Yield, 0.30%	1,619,477

	Total Investments Purchased as Securities Lending Collateral (Cost $1,619,477)	1,619,477

	Total Investments (Cost $15,150,556) - 110.75%	16,470,587
	Liabilities in Excess of Other Assets - (10.75)%	(1,598,479)

	TOTAL NET ASSETS - 100.00%	$14,872,108

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$15,150,556

Gross unrealized appreciation	1,526,992
Gross unrealized depreciation	(206,961)

Net unrealized appreciation	1,320,031

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$781,702	$18,529	$—	$800,231
Consumer Staples	2,207,573	225,832	—	2,433,405
Energy	2,044,780	100,147	—	2,144,927
Financials	3,911,840	323,168	—	4,235,008
Health Care	1,628,854	157,127	—	1,785,981
Industrials	428,324	294,910	—	723,234
Information Technology	1,049,156	—	—	1,049,156
Materials	710,269	153,234	—	863,503
Telecommunication Services	62,396	—	—	62,396

Total Equity	12,824,894	1,272,947	—	14,097,841

Short Term Investments	753,269	—	—	753,269

Investments Purchased as Securities Lending Collateral	1,619,477	—	—	1,619,477

Total Investments in Securities	$15,197,640	$1,272,947	$—	$16,470,587

Genworth Eaton Vance Large Cap Value Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.94%
	Aerospace & Defense - 3.23%
5,683	Boeing Co.	$378,147
11,397	General Dynamics Corp.	715,845
10,633	United Technologies Corp.	757,389

		1,851,381

	Beverages - 1.10%
9,516	PepsiCo, Inc.	632,243

	Biotechnology - 1.46%
15,155	Amgen, Inc. (a)	835,192

	Capital Markets - 2.46%
7,478	Goldman Sachs Group, Inc.	1,081,169
6,889	Northern Trust Corp. (b)	332,326

		1,413,495

	Chemicals - 0.72%
4,979	Air Products & Chemicals, Inc.	412,361

	Commercial Banks - 7.67%
42,695	Fifth Third Bancorp (b)	513,621
60,620	KeyCorp	482,535
22,355	The PNC Financial Services Group, Inc.	1,160,448
36,566	U.S. Bancorp (b)	790,557
57,796	Wells Fargo & Company	1,452,413

		4,399,574

	Commercial Services & Supplies - 1.07%
17,222	Waste Management, Inc.	615,514

	Communications Equipment - 0.98%
12,016	Cisco Systems, Inc. (a)	263,150
27,396	Ericsson LM Telephone Co. - ADR	300,534

		563,684

	Computers & Peripherals - 3.00%
20,587	Hewlett Packard Co.	866,095
6,372	International Business Machines Corp.	854,740

		1,720,835

	Consumer Finance - 1.33%
18,083	American Express Co.	760,028

	Diversified Financial Services - 4.72%
98,295	Bank of America Corporation	1,288,648
37,348	JPMorgan Chase & Co.	1,421,838

		2,710,486

	Diversified Telecommunication Services - 2.30%
23,501	AT&T, Inc. (b)	672,128
19,805	Verizon Communications, Inc.	645,445

		1,317,573

	Electric Utilities - 1.54%
24,381	American Electric Power Company, Inc. (b)	883,324

	Food & Staples Retailing - 3.45%
20,358	CVS Caremark Corporation	640,666
24,974	Wal-Mart Stores, Inc. (b)	1,336,609

		1,977,275

	Food Products - 3.92%
10,318	Kellogg Co.	521,162
16,087	Kraft Foods, Inc. (b)	496,445
23,104	Nestle S.A.	1,231,615

		2,249,222

	Health Care Equipment & Supplies - 1.00%
14,219	Covidien Plc	571,462

	Health Care Providers & Services - 0.74%
12,107	UnitedHealth Group, Inc.	425,077

	Hotels, Restaurants & Leisure - 3.00%
11,194	Carnival Corp. (b)	427,723
17,385	McDonald’s Corp.	1,295,356

		1,723,079

	Household Products - 1.17%
10,352	Kimberly Clark Corp.	673,398

	Industrial Conglomerates - 2.37%
60,549	General Electric Co.	983,921
10,265	Tyco International Ltd. (b)	377,034

		1,360,955

	Insurance - 5.16%
19,013	Lincoln National Corp.	454,791
26,828	MetLife, Inc.	1,031,537
21,380	Prudential Financial, Inc.	1,158,368
6,028	The Travelers Companies, Inc.	314,059

		2,958,755

	IT Services - 1.60%
7,922	Accenture Plc	336,606
2,583	MasterCard, Inc.	578,592

		915,198

	Life Sciences Tools & Services - 0.58%
6,889	Thermo Fisher Scientific, Inc. (a)	329,845

	Machinery - 1.50%
5,616	Caterpillar, Inc. (b)	441,867
8,680	PACCAR, Inc. (b)	417,942

		859,809

	Media - 1.34%
6,889	Time Warner Cable, Inc.	371,937
12,055	The Walt Disney Co.	399,141

		771,078

	Metals & Mining - 3.52%
9,752	BHP Billiton Ltd. - ADR (b)	744,272
10,074	Freeport-McMoRan Copper & Gold, Inc. (b)	860,219
9,500	United States Steel Corp. (b)	416,480

		2,020,971

	Multiline Retail - 1.04%
11,194	Target Corp.	598,207

	Multi-Utilities - 3.49%
13,762	PG&E Corporation	625,070
19,868	Public Service Enterprise Group, Inc.	657,234
13,388	Sempra Energy	720,274

		2,002,578

	Oil & Gas - 12.35%
12,399	Apache Corp.	1,212,126
24,372	ConocoPhillips	1,399,684
17,760	Exxon Mobil Corp.	1,097,390
17,828	Hess Corp.	1,053,991
16,922	Occidental Petroleum Corp.	1,324,993
20,363	Peabody Energy Corp. (b)	997,991

		7,086,175

	Pharmaceuticals - 9.23%
21,308	Abbott Laboratories	1,113,130
24,116	Johnson & Johnson	1,494,227
33,796	Merck & Co., Inc.	1,244,031
83,983	Pfizer, Inc.	1,441,988

		5,293,376

	Road & Rail - 1.65%
11,541	Union Pacific Corp.	944,054

	Semiconductor & Semiconductor Equipment - 0.58%
17,261	Intel Corp.	331,929

	Software - 1.59%
24,110	Microsoft Corp.	590,454
12,055	Oracle Corp. (b)	323,677

		914,131

	Specialty Retail - 2.81%
12,576	Best Buy Co., Inc. (b)	513,478
19,805	Staples, Inc.	414,321
15,327	The TJX Companies, Inc. (b)	684,044

		1,611,843

	Wireless Telecommunication Services - 1.27%
19,518	Rogers Communications, Inc. (b)	730,559

	Total Common Stocks (Cost $44,884,771)	54,464,666

	REAL ESTATE INVESTMENT TRUSTS - 2.86%
	Real Estate Investment Trusts - 2.86%
6,889	AvalonBay Communities, Inc. (b)	715,974
4,499	Boston Properties, Inc.	373,957
6,424	Vornado Realty Trust	549,444

		1,639,375

	Total Real Estate Investment Trusts (Cost $903,511)	1,639,375

	SHORT TERM INVESTMENTS - 2.19%
	Money Market Fund - 2.19%
1,259,168	Federated Prime Obligations Fund Effective Yield, 0.21%	1,259,168

	Total Short Term Investments (Cost $1,259,168)	1,259,168

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.94%
	Money Market Fund - 15.94%
9,145,389	Mount Vernon Prime Portfolio Effective Yield, 0.30%	9,145,389

	Total Investments Purchased as Securities Lending Collateral (Cost $9,145,389)	9,145,389

	Total Investments (Cost $56,192,839) - 115.93%	66,508,598
	Other Assets in Excess of Liabilities - (15.93)%	(9,138,199)

	TOTAL NET ASSETS - 100.00%	$57,370,399

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$56,192,839

Gross unrealized appreciation	10,451,115
Gross unrealized depreciation	(135,356)

Net unrealized appreciation	10,315,759

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$4,704,207	$—	$—	$4,704,207
Consumer Staples	4,300,522	1,231,615	—	5,532,137
Energy	7,086,175		—	7,086,175
Financials	13,881,714		—	13,881,714
Health Care	7,454,952		—	7,454,952
Industrials	5,631,713		—	5,631,713
Information Technology	4,445,777	—	—	4,445,777
Materials	2,433,332		—	2,433,332
Telecommunication Services	2,048,132	—	—	2,048,132
Utilities	2,885,902		—	2,885,902

Total Equity	54,872,426	1,231,615	—	56,104,041

Short Term Investments	1,259,168	—	—	1,259,168

Investments Purchased as Securities Lending Collateral	9,145,389	—	—	9,145,389

Total Investments in Securities	$65,276,983	$1,231,615	$—	$66,508,598

Genworth Legg Mason Partners Aggressive Growth Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.77%
	Aerospace & Defense - 2.52%
19,250	L-3 Communications Holdings, Inc.	$1,391,198
	Biotechnology - 18.92%
11,240	Alkermes, Inc. (a)(b)	164,666
46,650	Amgen, Inc. (a)	2,570,881
54,910	Biogen Idec, Inc. (a)	3,081,549
55,500	Genzyme Corp. (a)	3,928,845
9,620	ISIS Pharmaceuticals, Inc. (a)(b)	80,808
18,350	Vertex Pharmaceuticals, Inc. (a)(b)	634,360
		10,461,109
	Capital Markets - 0.46%
11,630	Cohen & Steers, Inc. (b)	252,371
	Communications Equipment - 0.48%
5,270	Arris Group, Inc. (a)(b)	51,488
21,650	Nokia Corp. - ADR (b)	217,149
		268,637
	Computers & Peripherals - 3.75%
42,190	SanDisk Corporation (a)(b)	1,546,263
44,560	Seagate Technology Plc (a)	524,917
		2,071,180
	Construction & Engineering - 0.96%
10,730	Fluor Corp.	531,457
	Electronic Equipment & Instruments - 2.06%
1,920	Dolby Laboratories, Inc. (a)	109,075
35,200	Tyco Electronics Ltd.	1,028,544
		1,137,619
	Energy Equipment & Services - 10.79%
21,300	Core Laboratories N.V. (b)	1,875,252
21,450	National-Oilwell Varco, Inc.	953,882
183,300	Weatherford International Ltd. (a)	3,134,430
		5,963,564
	Health Care Equipment & Supplies - 2.52%
34,610	Covidien Plc	1,390,976
	Health Care Providers & Services - 7.33%
115,510	UnitedHealth Group, Inc.	4,055,556
	Industrial Conglomerates - 2.84%
42,730	Tyco International Ltd. (b)	1,569,473
	Machinery - 2.14%
28,490	Pall Corp.	1,186,324
	Media - 18.68%
425	Ascent Media Corp. (a)	11,352
100,460	Cablevision Systems Corp.	2,631,047
8,090	CBS Corp. (b)	128,307
150,730	Comcast Corp. - Series C	2,563,917
16,800	Comcast Corp. (b)	303,744
33,451	DIRECTV (a)	1,392,565
6,890	Discovery Communications, Inc. - Series C (a)	263,129
6,890	Discovery Communications, Inc. (a)(b)	300,060
5,920	Liberty Global, Inc. - Series C (a)(b)	180,915

5,810	Liberty Global, Inc. (a)(b)	179,006
7,340	Liberty Media Corporation - Capital (a)	382,121
50,560	Liberty Media Corporation - Interactive (a)	693,178
3,644	Liberty Media Corporation - Starz (a)	236,423
31,115	Madison Square Garden, Inc. (a)	655,904
7,250	Viacom, Inc.	262,378
10,340	World Wrestling Entertainment, Inc. (b)	143,829
		10,327,875
	Metals & Mining - 2.12%
9,920	Freeport-McMoRan Copper & Gold, Inc. (b)	847,069
8,590	Nucor Corp. (b)	328,138
		1,175,207
	Oil & Gas - 6.92%
67,085	Anadarko Petroleum Corp.	3,827,199
	Pharmaceuticals - 7.58%
95,830	Forest Laboratories, Inc. (a)	2,964,022
5,090	Teva Pharmaceutical Industries Ltd. - ADR	268,498
38,272	Valeant Pharmaceuticals International, Inc. (b)	958,702
		4,191,222
	Semiconductor & Semiconductor Equipment - 4.95%
41,290	Broadcom Corp.	1,461,253
10,750	Cree, Inc. (a)(b)	583,617
4,060	DSP Group, Inc. (a)	28,420
25,900	Intel Corp.	498,057
7,260	Standard Microsystems Corp. (a)	165,601
		2,736,948
	Software - 1.59%
8,340	Advent Software, Inc. (a)(b)	435,265
13,830	Autodesk, Inc. (a)(b)	442,145
		877,410
	Specialty Retail - 0.12%
18,870	Charming Shoppes, Inc. (a)	66,422
	Thrifts & Mortgage Finance - 2.04%
35,550	Astoria Financial Corp. (b)	484,546
39,460	New York Community Bancorp, Inc. (b)	641,225
		1,125,771
	Total Common Stocks (Cost $33,699,069)	54,607,518
	SHORT TERM INVESTMENTS - 0.76%
	Money Market Fund - 0.76%
417,463	Federated Prime Obligations Fund Effective Yield, 0.21%	417,463
	Total Short Term Investments (Cost $417,463)	417,463
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.48%
	Money Market Fund - 19.48%
10,767,395	Mount Vernon Prime Portfolio Effective Yield, 0.30%	10,767,395
	Total Investments Purchased as Securities Lending Collateral (Cost $10,767,395)	10,767,395
	Total Investments (Cost $44,883,927) - 119.00%	65,792,376
	Liabilities in Excess of Other Assets - (19.00)%	(10,504,936)
	TOTAL NET ASSETS - 100.00%	$55,287,440

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$44,883,927

Gross unrealized appreciation	21,131,262
Gross unrealized depreciation	(222,813)

Net unrealized appreciation	20,908,449

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$10,394,297	$—	$—	$10,394,297
Energy	9,790,763	—	—	9,790,763
Financials	1,378,142	—	—	1,378,142
Health Care	20,098,863	—	—	20,098,863
Industrials	4,678,451	—	—	4,678,451
Information Technology	7,091,795	—	—	7,091,795
Materials	1,175,207	—	—	1,175,207

Total Equity	54,607,518	—	—	54,607,518
Short Term Investments	417,463	—	—	417,463

Investments Purchased as Securities Lending Collateral	10,767,395	—	—	10,767,395

Total Investments in Securities	$65,792,376	$—	$—	$65,792,376

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of January 1, 2010	$1,419
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,419)
Change in unrealized depreciation
Net sales	—
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$—

Change in unrealized depreciation during the period for Level 3 investments held at September 30, 2010.	$—

Genworth PIMCO StocksPlus Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 3.38%
$1,400,000	American Money Management Corp. Series 2005-5A, 0.488%, 08/08/2017 (b)(c)	$1,338,893
989,338	Ares CLO Series 2006-6RA, 0.764%, 03/12/2018 (b)(c)	650,486
217,460	Asset Backed Funding Certificates Series 2005-HE2, 0.736%, 06/25/2035 (b)	214,262
1,866,671	Magnolia Funding Ltd. Series 2010-1A, 3.000%, 04/20/2017 (c)	2,484,850
300,000	Permanent Financing Plc Series 9X-4A, 0.823%, 06/10/2033 (b)	404,246
100,000	Permanent Master Issuer Plc Series 2007-5A, 0.834%, 10/15/2033 (b)	152,264
122,159	Securitized Asset Backed Receivables LLC Trust Series 2005-FR2, 0.696%, 03/25/2035 (b)	121,892
	SLM Student Loan Trust
923,045	Series 2007-2, 0.288%, 07/25/2017 (b)	918,817
602,698	Series 2008-9, 1.788%, 04/25/2023 (b)	624,453
227,496	Structured Asset Securities Corp. Series 2005-AR1, 0.466%, 09/25/2035 (b)	224,970

	Total Asset Backed Securities (Cost $7,295,328)	7,135,133

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.89%
997,392	American Home Mortgage Investment Trust Series 2004-4, 2.503%, 02/25/2045 (b)	924,469
516,058	Banc of America Funding Corp. Series 2005-4, 5.500%, 08/25/2035	496,540
	Bank of America Mortgage Securities
598,483	Series 2004-A, 3.516%, 02/25/2034 (b)	543,246
758,348	Series 2005-E, 5.328%, 06/25/2035 (b)	711,313
45,939	Citigroup Mortgage Loan Trust, Inc. Series 2005-6, 2.560%, 09/25/2035 (b)	42,898
600,000	Commercial Mortgage Loan Trust Series FLT, 6.014%, 12/10/2049 (b)	635,114
	Countrywide Alternative Loan Trust
298,146	Series 2007-7T2, 6.000%, 04/25/2037	202,942
60,011	Series 2006-OC9, 0.331%, 12/25/2046 (b)	59,518
408,018	Series 2006-OA21, 0.446%, 03/20/2047 (b)	224,029
	Countrywide Home Loans
248,625	Series 2004-29, 0.586%, 02/25/2035 (b)	164,814
172,176	Series 2005-24, 5.500%, 11/25/2035	161,760
1,544,850	Series 2005-HYB9, 5.250%, 02/20/2036 (b)	998,012
192,230	Series 2006-OA5, 0.456%, 04/25/2046 (b)	112,049
	Deutsche ALT-A Securities, Inc.
1,376,370	Series 2005-1, 0.756%, 02/25/2035 (b)	1,041,007
68,788	Series 2007-1, 0.346%, 08/25/2037 (b)	68,720
2,039,591	First Horizon Alternative Mortgage Securities Series FLT, 2.344%, 08/25/2034 (b)	1,704,804
56,484	Globaldrive Auto Receivables Series 2008-2, 4.000%, 10/20/2016	78,130
197,758	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, 5.381%, 03/10/2039	204,996
500,000	GS Mortgage Securities Corp. Series 2007-EOP, 0.388%, 03/06/2020 (b)(c)	477,755
	GSR Mortgage Loan Trust
345,014	Series 2005-AR6, 2.895% to 2.903%, 09/25/2035 (b)	286,477
465,126	Series 2005-AR7, 5.196%, 11/25/2035 (b)	453,062
209,146	Series 2007-3F, 5.000%, 05/25/2037	192,426
	Harborview Mortgage Loan Trust
232,984	Series 2006-9, 0.466%, 11/19/2036 (b)	148,583
125,888	Series FLT, 0.446%, 12/19/2036 (b)	79,088
569,443	IXIS Real Estate Capital Trust Series A-3, 0.596%, 02/25/2036 (b)	510,421
1,107,942	JP Morgan Mortgage Acqusition Corp. Series 2006-FRE1, 0.446%, 05/25/2035 (b)	985,609
142,170	JP Morgan Mortgage Trust Series 2006-S2, 5.875%, 06/25/2021	135,456
232,114	Morgan Stanley Mortgage Loan Trust Series 2006-8AR, 5.053%, 06/25/2036 (b)	219,819
1,773,792	Navigator CDO Ltd. Series 2003-1A, 1.286%, 11/15/2015 (b)(c)	1,725,502
303,695	Newgate Funding Plc Series 2007-3X, 1.330%, 12/15/2050 (b)	464,636
1,036,391	Nomura Asset Acceptance Corp. Series 2005-AR5, 2.733%, 10/25/2035 (b)	803,673
800,000	RBSCF Trust Series 2010-RR3, 5.467%, 09/16/2039 (b)(c)	622,510
392,064	Structured Asset Mortgage Corp. Series 2006-AR3, 0.466%, 04/25/2036 (b)	223,372
570,507	Thornburg Mortgage Securities Trust Series 2006-6, 0.366%, 12/25/2036 (b)	555,186
269,973	Washington Mutual Series 2006-AR14, 5.501%, 11/25/2036 (b)	208,888
212,055	Wells Fargo Mortgage Backed Securities Series 2006-AR8, 2.906%, 04/25/2036 (b)	187,874

	Total Collateralized Mortgage Obligations (Cost $15,305,328)	16,654,698

	CORPORATE BONDS - 29.81%
	Airlines - 0.21%
389,810	United Airlines, Inc. 10.400%, 11/01/2016	434,638

	Building Products - 0.29%
600,000	Masco Corp. 5.875%, 07/15/2012	622,890

	Capital Markets - 0.21%
500,000	Morgan Stanley 0.975%, 10/18/2016 (b)	440,046

	Commercial Banks - 8.07%
2,000,000	Commonwealth Bank of Australia 0.841%, 03/19/2013 (b)(c)	1,996,986
	Dexia Credit Local S.A.
2,200,000	0.940%, 09/23/2011 (b)(c)	2,208,455
800,000	0.693%, 03/05/2013 (b)(c)	797,625
500,000	Export-Import Bank of Korea 1.343%, 03/13/2012 (Acquired 09/03/2010, Cost $500,000) (b)(d)	499,859
100,000	HBOS Plc 0.923%, 03/29/2016 (b)	120,188
	ING Bank N.V.
300,000	1.157%, 01/13/2012 (b)(c)	299,883
900,000	2.625%, 02/09/2012 (c)	920,236
900,000	1.089%, 03/30/2012 (b)(c)	897,219
300,000	Intesa SanPaolo SpA 1.025%, 01/19/2012 (b)	297,117
500,000	Lloyds TSB Group plc 12.000%, 12/16/2024 (b)(c)	530,571
300,000	Macquarie Bank Limited 2.600%, 01/20/2012 (c)	307,711
	The Royal Bank of Scotland Group Plc
1,900,000	1.450%, 10/20/2011 (c)	1,914,584
2,000,000	1.500%, 03/30/2012 (c)	2,020,968
2,000,000	2.625%, 05/11/2012 (c)	2,055,020
100,000	7.640%, 03/31/2049 (b)(e)	74,750
1,000,000	Santander US Debt S.A. 1.089%, 03/30/2012 (b)(c)	986,539
1,100,000	UBS AG, Stamford Branch 1.584%, 02/23/2012 (b)	1,108,072

		17,035,783

	Commercial Services & Supplies - 1.14%
	International Lease Finance Corp.
300,000	6.500%, 09/01/2014 (c)	323,250
400,000	6.750%, 09/01/2016 (c)	430,000
600,000	7.125%, 09/01/2018 (a)(c)	649,500
100,000	5.125%, 11/01/2010	99,737
900,000	6.625%, 11/15/2013	906,750

		2,409,237

	Consumer Finance - 2.17%
	Ford Motor Credit Co. LLC
900,000	7.375%, 02/01/2011	916,745
800,000	7.800%, 06/01/2012	851,145
400,000	7.500%, 08/01/2012	424,805
1,500,000	GMAC LLC 6.875%, 08/28/2012	1,563,132
	G<AC, Inc.
500,000	6.000%, 12/15/2011	515,625
300,000	6.625%, 05/15/2012	313,500

		4,584,952

	Diversified Financial Services - 6.91%
	American General Finance Corp.
500,000	5.200%, 12/15/2011	487,500
300,000	3.250%, 01/16/2013	351,575
	CIT Group, Inc.
28,017	7.000%, 05/01/2013 (a)	28,297
442,026	7.000%, 05/01/2014 (a)	443,131
342,026	7.000%, 05/01/2015	341,171
70,043	7.000%, 05/01/2016	69,343
98,061	7.000%, 05/01/2017	96,467
	Citigroup, Inc.
700,000	6.125%, 11/21/2017 (a)	765,757
100,000	4.750%, 02/10/2019 (b)	134,685
700,000	El Paso Performance-Linked Trust
	7.750%, 07/15/2011 (c)	728,196
1,000,000	FBG Finance Ltd. 5.125%, 06/15/2015 (c)	1,104,722
5,700,000	Glencore Funding LLC 6.000%, 04/15/2014 (c)	5,917,768
3,000,000	LeasePlan Corporation NV 3.000%, 05/07/2012 (c)	3,101,130
500,000	Racers 0.767%, 07/25/2017 (Acquired 06/07/2010, Cost $476,625) (b)(d)	403,680
700,000	SLM Corp 0.588%, 01/27/2014 (b)	605,141

		14,578,563

	Diversified Telecommunication Services - 0.87%
600,000	Sprint Capital Corp. 7.625%, 01/30/2011	611,250
1,200,000	Verizon Wireless Capital LLC 3.750%, 05/20/2011	1,223,996

		1,835,246

	Health Care Facilities - 0.20%
400,000	HCA, Inc. 7.250%, 09/15/2020 (a)	430,000

	Hotels, Restaurants & Leisure - 0.25%
500,000	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/2012	538,750

	Household Durables - 0.14%
100,000	Lennar Corp. 5.600%, 05/31/2015	94,750
200,000	Standard Pacific Corp. 7.000%, 08/15/2015 (a)	192,500

		287,250

	Independent Power Producers & Energy Traders - 0.48%
379,000	AES Corp. 8.750%, 05/15/2013 (c)	385,633
600,000	Nrg Energy, Inc. 8.250%, 09/01/2020 (c)	621,750

		1,007,383

	Insurance - 1.31%
	American International Group, Inc.
200,000	5.600%, 10/18/2016	205,000
1,200,000	8.175%, 05/15/2058 (b)	1,209,000
800,000	Hartford Financial Services Group, Inc. 6.000%, 01/15/2019	844,081
500,000	MetLife, Inc. 0.927%, 07/13/2011 (b)(c)	500,958

		2,759,039

	Media - 0.09%
200,000	New York Times Co. 5.000%, 03/15/2015	197,007

	Metals & Mining - 0.38%
700,000	Vale Overseas Ltd. 6.250%, 01/23/2017 (a)	803,016

	Oil & Gas - 0.19%
400,000	BP Capital Markets Plc 4.500%, 10/01/2020	409,866

	Real Estate Investment Trusts - 0.50%
1,050,000	Reckson Operating Partnership LP 7.750%, 03/15/2020 (c)	1,063,785

	Specialty Retail - 1.84%
3,000,000	AutoZone, Inc. 7.125%, 08/01/2018	3,648,966
200,000	Macy’s Retail Holdings, Inc.
	8.375%, 07/15/2015	230,000

		3,878,966

	Technology Hardware & Equipment - 0.10%
200,000	Seagate Technology Holdings 6.375%, 10/01/2011	207,000

	Tobacco - 4.46%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,355,640
6,000,000	9.250%, 08/06/2019 (a)	8,055,792

		9,411,432

	Total Corporate Bonds (Cost $54,405,925)	62,934,849

	FOREIGN GOVERNMENT NOTE/BONDS - 1.84%
	Foreign Government Note/Bond - 1.84%
3,900,000	Canada 2.500%, 09/01/2013	3,891,926

	Total Foreign Government Note/Bonds (Cost $3,864,931)	3,891,926

	MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.00%
	Federal Home Administration
888,918	7.430%, 03/01/2021 (b)	620,296
881,785	7.430%, 02/01/2024 (b)	573,713
	Federal Home Loan Mortgage Corp.
369,033	Series 3666, 0.987%, 05/15/2040 (b)	370,795
558,213	Series T-059, 6.500%, 10/25/2043	631,632
	Federal National Mortgage Association
156,219	Pool #985616, 5.500%, 04/01/2034	167,969
272,802	Pool #822101, 2.682%, 05/01/2035 (b)	285,239
311,720	Pool #834558, 5.052%, 09/01/2035 (b)	331,513
219,229	Series 2005-79, 0.666%, 09/25/2035 (b)	219,050
28,660	Pool #844000, 2.702%, 11/01/2035 (b)	29,790
322,028	Pool #866888, 3.325%, 01/01/2036 (b)	340,262
66,307	Series 2006-14, 1.106%, 03/25/2036 (b)	66,227
344,859	Series 2006-58, 0.956%, 07/25/2036 (b)	344,626
518,984	Series 2008-41, 6.544%, 11/25/2036 (Acquired 03/11/2010, Cost $73,725) (b)(d)(f)	65,981
1,197,567	Series 2007-39, 6.514%, 05/25/2037 (Acquired 03/09/2010, Cost $181,799) (b)(d)(f)	172,108
379,726	Series 2007-73, 0.316%, 07/25/2037 (b)	380,761
397,398	Series 2007-106, 6.154%, 11/25/2037 (Acquired 04/22/2010, Cost $45,289) (b)(d)(f)	44,561
7,000,000	Pool #TBA, 5.500%, 09/11/2038 (g)	7,439,173
82,042	Pool #AD5225, 5.000%, 06/01/2040	86,431
2,966,963	Pool #AD7323, 5.000%, 06/01/2040	3,125,686
887,180	Pool #AD8053, 5.000%, 06/01/2040	934,641
344,916	Series 2010-67, 1.006%, 06/25/2040 (b)	346,536
911,329	Pool #AD3586, 5.000%, 07/01/2040	960,082
6,054,825	Pool #AD8529, 4.500%, 08/01/2040	6,314,113
3,600,000	Series 2010-111, 0.786%, 10/25/2040 (b)	3,603,034

	Total Mortgage-Backed Securities - U.S. Government Agency - (Cost $27,858,837)	27,454,219

	MUNICIPAL BONDS - 0.24%
500,000	Michigan Municipal Bond Authority, Series B, Refunding, Revenue Bond, 5.000%, 03/21/2011	500,380

	Total Municipal Bonds (Cost $500,222)	500,380

	PURCHASED OPTIONS - 0.01%
	Options on Securities - 0.01%
	Call Options
1,600,000	U.S. Treasury Note, 2.625%, 08/15/2020
	Expiration: November 2010, Exercise Price: $100.97 (d)	15,200

	Options on Futures Contracts - 0.00%
	Put Options
64	S&P 500 Futures
	Expiration: December 2010, Exercise Price: $400.00	800
100	S&P 500 Futures
	Expiration: December 2010, Exercise Price: $425.00	1,250

		2,050

	Total Purchased Options (Cost $20,715)	17,250

	REPURCHASE AGREEMENTS - 0.47%
	Repurchase Agreements - 0.47%
	Barclays Repurchase Agreement
641,000	0.340%, 11/06/2011 (Collateralized by Allegheny Energy Supply, value $279,498, 8.25%, 04/15/2012 and Time Warner Entertainment, value $388,987, 10.15%, 05/01/2012) (d)	641,000
180,000	0.340%, 12/29/2011 (Collateralized by Western Oil Sands Inc., value $187,036, 8.38%, 05/01/2012) (d)	180,000
175,000	0.420%, 05/11/2012 (Collateralized by UST Inc., value $185,726, 6.63%, 07/15/2012) (d)	175,000
	Total Repurchase Agreements (Cost $996,000)	996,000
	U.S. GOVERNMENT AGENCY ISSUES - 0.05%
83,758	Small Business Administration Participant 5.600%, 09/01/2028	93,974
	Total U.S. Government Agency Issues (Cost $83,758)	93,974
	SHORT TERM INVESTMENTS - 47.59%
	Commercial Paper - 16.77%
	Federal Home Loan Bank
8,600,000	0.020%, 10/04/2010	8,599,950
4,300,000	0.041%, 10/18/2010	4,299,838
4,200,000	0.099%, 10/22/2010	4,199,681
4,300,000	Federal Home Loan Mortgage Corp. 0.169%, 10/18/2010	4,299,655
	Federal National Mortgage Association
5,000,000	0.230%, 10/01/2010	5,000,000
9,000,000	0.190%, 11/08/2010	8,997,720
		35,396,844
	Short Term Investments - 4.60%
9,704,345	Federated Prime Obligations Fund Effective Yield, 0.21%, 01/01/2050 (b)	9,704,345
	Repurchase Agreements - 15.30%
	U.S. Treasury Repurchase Agreement
2,600,000	0.200%, 10/01/2010 (Collateralized by a U.S. Treasury Note, value $2,660,505, 0.38%, 09/30/2012)	2,600,000
21,500,000	0.260%, 10/01/2010 (Collateralized by a U.S. Treasury Note, value $21,950,146, 4.38%, 08/15/2012)	21,500,000
8,200,000	0.190%, 10/08/2010 (Collateralized by a U.S. Treasury Bond, value $8,309,987, 8.75%, 08/15/2020) (d)	8,200,000
		32,300,000
	U.S. Treasury Obligations - 10.92%
	U.S. Treasury Bill
2,000,000	Effective Yield, 0.125%, 10/07/2010 (n)	1,999,960
1,000,000	Effective Yield, 0.104%, 10/14/2010 (n)	999,951
12,000,000	Effective Yield, 0.138%, 10/28/2010 (a)(n)	11,998,914
4,000,000	Effective Yield, 0.180%, 12/02/2010 (n)	3,999,172
3,646,000	Effective Yield, 0.190%, 12/09/2010 (n)	3,645,125
150,000	Effective Yield, 0.135%, 01/20/2011 (n)	149,942
270,000	Effective Yield, 0.130%, 01/27/2011 (n)	269,894
		23,062,958
	Total Short Term Investments (Cost $100,462,846)	100,464,147
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.50%
	Money Market Fund - 6.50%
13,727,675	Mount Vernon Prime Portfolio Effective Yield, 0.30%	13,727,675
	Total Investments Purchased as Securities Lending Collateral (Cost $13,727,675)	13,727,675
	Total Investments (Cost $224,521,565) - 110.78%	233,870,251
	Liabilities in Excess of Other Assets - (10.78)%	(22,756,112)
	TOTAL NET ASSETS - 100.00%	$211,114,139

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$224,521,565

Gross unrealized appreciation	10,787,580

Gross unrealized depreciation	(1,438,894)

Net unrealized appreciation	9,348,686

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2010.
(c)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $37,062,485, which represents 17.56% of total net assets.
(d)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $10,397,389, which represents 4.93% of total net assets.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow)
rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September
30, 2010. The securities are illiquid and represent 0.13% of net assets.
(g)	Security purchased on a when-issued bases. On September 30, 2010, the total value of the investments purchased on a when-issued basis was $7,439,173, or 3.52% of total net assets.
(n)	Partially assigned as collateral for certain future, swap, and options contracts.

Genworth PIMCO StocksPLUS Fund

Schedule of Forward Sale Commitments

September 30, 2010 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, Pool #TBA, 4.50%, 10/13/2010	$6,000,000	10/13/2010	$6,255,000	$6,249,372
Federal National Mortgage Association, Pool #TBA, 5.00%, 10/13/2040	10,000,000	10/13/2010	10,599,805	10,526,560
Federal National Mortgage Association, Pool #TBA, 5.50%, 10/13/2040	7,000,000	10/13/2010	7,502,930	7,441,875

	$23,000,000		$24,357,735	$24,217,807

Genworth PIMCO StocksPLUS Fund

Schedule of Options Written

September 30, 2010 (Unaudited)

Notional Amount		Value
	OPTIONS ON SECURITIES
	Call Options
$3,000,000	Federal National Mortgage Association, Pool #TBA, 4.50%, 11/10/2040* Expiration: November, 2010, Exercise Price: $104.72	$27,915

	OPTIONS ON CURRENCY CONTRACTS
	Call Options
600,000	U.S. Dollar - Korean Won* Expiration: December, 2010, Exercise Price: $1,205.00	5,700
600,000	U.S. Dollar - Korean Won* Expiration: December, 2010, Exercise Price: $1,232.00	3,623
1,300,000	U.S. Dollar - Mexican Peso* Expiration: December, 2010, Exercise Price: $13.70	111,172

		120,495

Number of Contracts
	OPTIONS ON FUTURES CONTRACTS
	Call Options
8	S&P 500 Futures Expiration: October, 2010, Exercise Price: $1,155.00	18,200

	Put Options
8	S&P 500 Futures Expiration: October, 2010, Exercise Price: $1,070.00	7,200

Notional Amount
	INTEREST RATE SWAPTIONS
	Call Options
$2,500,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 29, 2010, Exercise Rate: 3.250%	147,020

	Put Options
5,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	41,955
7,500,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	66,188
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	13,282
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	9,962
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 3.000%	10,716
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 3.000%	8,037
200,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 3.000%	1,072
4,700,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 3.000%	25,183
9,500,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: December 1, 2010, Exercise Rate: 4.000%	10
2,500,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 29, 2010, Exercise Rate: 5.000%	10

		176,415

	Total Options Written (Premiums received $419,913)	$497,245

Genworth PIMCO StocksPLUS Fund

Schedule of Open Forward Currency Contracts

September 30, 2010 (Unaudited)

Forward Expiration Date	Currency to be Received	Currency to be Received	Amount of Currency to be Delivered	Currency to be Delivered	Amount of Unrealized Appreciation (Depreciation)
10/4/2010	U.S. Dollars	17,322	Brazilian Real	31,119	$(1,055)
12/20/2010	U.S. Dollars	2,371,026	British Pound	1,523,000	(20,073)
11/18/2010	U.S. Dollars	6,910,025	Canadian Dollars	7,074,000	42,467
11/23/2010	U.S. Dollars	4,663,294	European Monetary Unit	3,633,000	(287,268)
11/1/2010	U.S. Dollars	545,663	Japanese Yen	45,923,000	(4,602)
11/12/2010	U.S. Dollars	630,627	Korean Won	779,599,700	(51,830)
10/12/2010	U.S. Dollars	175,995	Malaysian Ringgits	588,000	(14,315)
11/15/2010	U.S. Dollars	490,230	Philippines Pesos	23,271,200	(37,489)
11/18/2010	Canadian Dollars	3,085,000	U.S. Dollars	2,922,063	72,907
6/15/2011	Chinese Yuan	28,133,117	U.S. Dollars	4,266,000	(32,273)
11/12/2010	Korean Won	779,599,700	U.S. Dollars	668,617	13,840
10/12/2010	Malaysian Ringgits	588,000	U.S. Dollars	180,923	9,387
11/15/2010	Philippines Pesos	23,271,200	U.S. Dollars	506,124	21,596

					$(288,708)

Genworth PIMCO StocksPLUS Fund

Schedule of Open Futures Contracts

September 30, 2010 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bobl Futures	1	120,610	Dec-10	$(627)
Eurodollar Futures	66	16,440,600	Dec-10	13,878
S&P 500 Index Futures	441	125,321,175	Dec-10	4,037,998
S&P 500 Index Mini Futures	881	50,071,635	Dec-10	1,611,515
U.S. Long Bond Futures	(8)	(1,069,750)	Dec-10	(11,313)

				$5,651,451

Genworth PIMCO StocksPLUS Fund

Schedule of Interest Rate Swaps

September 30, 2010 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	4.000%	6/16/2020	Royal Bank of Scotland	1,600,000	($208,101)	$20,560	($228,661)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Bank of America	2,400,000	(636,045)	(288,523)	(347,522)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(768,554)	(484,156)	(284,398)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(291,520)	(168,601)	(122,919)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(265,018)	(127,256)	(137,762)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	1,400,000	(371,026)	(200,344)	(170,682)
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	17,790	(6,134)	23,924
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	97,411	(1,928)	99,339
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	135,527	(30,394)	165,921
Pay	Brazil CETIP Interbank Deposit	11.570%	1/2/2012	JPMorgan Chase	2,400,000	22,699	6,184	16,515

						($2,266,837)	($1,280,592)	($986,245)

Genworth PIMCO StocksPLUS Fund

Schedule of Credit Default Swaps

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Buy Protection(1)

Reference Obligation	Implied Credit Spread at September 30, 2010(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.18%	(1.420%)	3/20/2019	Goldman Sachs	$3,000,000	$1,906	—	$1,906
Altria Group, Inc., 7.000%, 11/04/2013	1.18%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	(5,410)	—	(5,410)
Altria Group, Inc., 9.700%, 11/10/2018	1.16%	(1.520%)	12/20/2018	Goldman Sachs	1,000,000	(7,766)	—	(7,766)
Ally Financial, Inc., 6.875%, 08/28/2012	2.92%	(5.000%)	9/20/2012	Bank of America	800,000	(31,295)	(38,122)	6,827
Ally Financial, Inc., 6.875%, 08/28/2012	2.92%	(5.000%)	9/20/2012	Bank of America	700,000	(27,383)	(35,225)	7,842
American International Group, Inc., 6.250%, 05/01/2036	2.15%	(4.300%)	3/20/2019	Goldman Sachs	200,000	(24,513)	—	(24,513)
American International Group, Inc., 5.550%, 09/05/2012	2.74%	(5.000%)	12/20/2013	Morgan Stanley	900,000	(16,764)	(44,418)	27,654
Autozone, Inc., 7.125%, 08/01/2018	0.85%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	(98,786)	—	(98,786)
Citigroup, Inc., 6.500%, 01/18/2011	1.50%	(1.000%)	9/20/2019	Deutsche Bank	100,000	5,213	6,355	(1,142)
Ford Motor Credit Company, 7.250%, 10/25/2011	1.77%	(5.000%)	9/20/2012	Bank of America	400,000	(21,132)	(21,829)	697
Ford Motor Credit Company, 7.250%, 10/25/2011	1.66%	(5.000%)	6/20/2012	Deutsche Bank	800,000	(38,956)	(41,252)	2,296
Fosters Financial Corp., 5.125%, 06/15/2015	0.75%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	(35,712)	—	(35,712)
Glencore Funding LLC, 6.000%, 04/15/2014	2.50%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	(395,120)	1,539,000	(1,934,120)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017	1.59%	(1.000%)	6/20/2014	Deutsche Bank	400,000	11,602	49,252	(37,650)
Hartford Financial Services Group, 6.000%, 01/15/2019	2.19%	(5.000%)	3/20/2019	Deutsche Bank	500,000	(90,513)	35,000	(125,513)
Lennar Corp., 6.500%, 04/15/2016	4.57%	(5.000%)	6/20/2015	BNP Paribas	100,000	(3,834)	(3,068)	(766)
Macy’s, Inc., 7.450%, 07/15/2017	1.80%	(1.000%)	9/20/2015	BNP Paribas	200,000	7,404	8,253	(849)
Masco Corporation, 6.125%, 10/03/2016	1.77%	(1.000%)	9/20/2012	BNP Paribas	200,000	3,893	2,162	1,731
Masco Corporation, 6.125%, 10/03/2016	1.77%	(1.000%)	9/20/2012	JP Morgan Chase	500,000	9,733	7,404	2,329
New York Times Co., 5.000%, 03/15/2015*	2.18%	(1.000%)	3/20/2015	Barclays Bank	200,000	12,036	11,545	491
Seagate Technology, 6.800%, 10/01/2016	0.94%	(1.000%)	12/20/2011	Goldman Sachs	200,000	2,355	1,908	447
Standard Pacific Corp., 7.000%, 08/15/2015*	4.77%	(5.000%)	9/20/2015	BNP Paribas	200,000	1,262	2,665	(1,403)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	0.56%	(1.000%)	6/20/2012	Deutsche Bank	600,000	(299)	(576)	277
Wells Fargo & Co., 5.000%, 11/15/2014	1.26%	(2.400%)	3/20/2014	Deutsche Bank	100,000	(4,533)	—	(4,533)

						($746,612)	$1,479,054	($2,225,666)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Obligation	Implied Credit Spread at September 30, 2010(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.84%	1.000%	6/20/2013	Barclays	$400,000	$575	$1,502	($927)
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.84%	1.000%	6/20/2013	Barclays	800,000	1,150	2,504	(1,354)
California, 5.250%, 02/01/2018*	1.45%	1.580%	9/20/2011	Goldman Sachs	300,000	366	—	366
California, 5.250%, 02/01/2018*	1.45%	2.150%	9/20/2011	Goldman Sachs	140,000	941	—	941
California, 5.250%, 02/01/2018*	1.45%	2.250%	9/20/2011	Goldman Sachs	130,000	1,000	—	1,000
California, 5.250%, 02/01/2018*	1.45%	2.400%	9/20/2011	Goldman Sachs	130,000	1,188	—	1,188
China (Peoples Republic of), 4.750%, 10/29/2013	0.49%	0.820%	12/20/2014	JP Morgan Chase	900,000	8,783	—	8,783
China (Peoples Republic of), 4.750%, 10/29/2013	0.49%	0.850%	12/20/2014	Barclays	400,000	4,401	—	4,401
Mexico, 7.500%, 04/08/2033	0.52%	1.000%	3/20/2011	Barclays	100,000	236	203	33

Mexico, 7.500%, 04/08/2033	0.52%	1.000%	3/20/2011	Royal Bank of Scotland	100,000	236	181	55
New Jersey, 5.250%, 07/01/2019	2.19%	1.720%	3/20/2020	Goldman Sachs	300,000	(8,172)	—	(8,172)
New Jersey, 5.250%, 07/01/2019*	1.61%	1.950%	9/20/2011	Goldman Sachs	100,000	320	—	320
New Jersey, 5.250%, 07/01/2019*	1.61%	2.100%	9/20/2011	Goldman Sachs	100,000	463	—	463
New York, 5.000%, 04/15/2015*	1.60%	2.000%	9/20/2011	Goldman Sachs	100,000	384	—	384
New York, 5.000%, 04/15/2015*	1.60%	2.100%	9/20/2011	Goldman Sachs	100,000	479	—	479
Petrobras International Finance Co., 8.375%, 12/10/2018	1.13%	1.000%	9/20/2012	Deutsche Bank	300,000	(629)	(3,722)	3,093
Petrobras International Finance Co., 8.375%, 12/10/2018	1.45%	1.000%	9/20/2015	HSBC Bank	100,000	(2,756)	(3,553)	797
Petrobras International Finance Co., 8.375%, 12/10/2018	1.45%	1.000%	9/20/2015	Morgan Stanley	200,000	(5,513)	(6,875)	1,362
Petrobras International Finance Co., 8.375%, 12/10/2018	1.13%	1.000%	9/20/2012	Morgan Stanley	100,000	(209)	(630)	421
SLM Corp., 5.125%, 08/27/2012	3.93%	5.000%	3/20/2014	Deutsche Bank	100,000	825	(10,750)	11,575
South Korea (Republic of), 4.250%, 06/01/2013*	0.34%	1.000%	3/20/2011	Deutsche Bank	100,000	325	406	(81)

						$4,393	($20,734)	$25,127

Credit Default Swaps on Credit Indices — Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Deutsche Bank	$2,129,600	$78,488	$148,140	($69,652)
CDX.IG-10 10-Year Index	(1.500%)	6/20/2018	Bank of America	2,904,000	(25,668)	5,076	(30,744)
CDX.IG-11 10-Year Index	(1.400%)	12/20/2018	Deutsche Bank	992,000	(6,428)	37,792	(44,220)

					$46,392	$191,008	($144,616)

Genworth PIMCO StocksPLUS Fund

Schedule of Total Return Swaps

September 30, 2010 (Unaudited)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	19,081	3-Month USD-LIBOR	$35,886,457	12/15/2010	Bank of America	$538,237

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
*	Investments are treated as illiquid according to the Fund’s liquidity guidelines.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$6,484,647	$650,486	$7,135,133
Collateralized Mortgage Obligations	—	16,654,698	—	16,654,698
Corporate Bonds	—	62,934,849	—	62,934,849
Foreign Government Note/Bond	—	3,891,926	—	3,891,926
Mortgage Backed Securities - U.S. Government Agency	—	27,454,219	—	27,454,219
Municipal Bonds	—	500,380		500,380
U.S. Government Agency Issues	—	93,974	—	93,974
U.S. Treasury Obligations	—	—	—	—

Total Fixed Income	—	118,014,693	650,486	118,665,179

Purchased Options	17,250	—	—	17,250

Repurchase Agreements	—	996,000	—	996,000

Short Term Investments	9,704,346	90,759,801	—	100,464,147

Investments Purchased as Securities Lending Collateral	13,727,675	—	—	13,727,675

Total Investments in Securities	$23,449,271	$209,770,494	$650,486	$233,870,251

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(288,708)	$—	$(288,708)
Forward Sale Commitments and Securities Sold Short	—	24,217,807	—	24,217,807
Futures	5,651,451	—	—	5,651,451
Options Written	173,810	323,435	—	497,245
Swaps	—	($2,793,163)	—	(2,793,163)

Total	$5,825,261	$21,459,371	$—	$27,284,632

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, forward sale commitments, futures, options written , credit default swaps, interest rate swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments and written options are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments and written options are reflected at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Investments in Securities
Balance as of January 1, 2010	$—
Accrued discounts	2,990
Realized gain	—
Change in unrealized depreciation	(296,340)
Net purchases	943,836
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$650,486

Change in unrealized depreciation during the period for Level 3 investments held at September 30, 2010.	$(296,340)

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives 2010		Liability Derivatives 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Options	Investments, at value	$15,200	Options Written, at value	$471,845
Interest Rate Contracts - Futures*	Variation margin on futures contracts	13,878	Variation margin on futures contracts	11,940
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	305,699	Depreciation on Swap Agreements	1,291,944
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	160,197	Depreciation of forward currency contracts	448,905
Credit Contracts -Swaps	Appreciation on Swap Agreements	88,158	Depreciation on Swap Agreements	2,433,313
Equity Contracts - Options	Investments, at value	2,050	Options Written, at value	25,400
Equity Contracts - Futures*	Variation margin on futures contracts	5,649,513
Equity Contracts - Swaps*	Appreciation on Swap Agreements	538,237

Total		$6,772,932		$4,683,347

*	Includes cumulative appreciation (depreciation) of futures contracts or total return swap agreements as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The average monthly market value of purchased and written options during the year ended September 30, 2010 were as follows:

Genworth PIMCO StocksPLUS Fund
Purchased options	$5,756
Written Options	($519,896)

The average monthly notional amount of futures, forwards and swaps during the year ended September 30, 2010 for were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund
Futures	$163,074,127
Forwards	$9,511,746

Swaps	$82,117,734

Short Positions	Genworth PIMCO StocksPLUS Fund
Futures	($1,675,379)
Forwards	($6,949,257)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.26%
1,000,000	Bank of America Commercial Mortgage, Inc. Series 2006-2, 5.738%, 05/10/2045 (c)	$1,098,448
1,000,000	LB-UBS Commercial Mortgage Trust Series 2006-C1, 5.156%, 02/15/2031	1,089,009
	Merrill Lynch Mortgage Trust
100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (c)	109,201
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (c)	216,042
	Morgan Stanley
2,300,000	Series 2006-HQ9, 5.731%, 07/12/2044 (c)	2,545,942
300,000	Series 2007-IQ14, 5.692%, 04/15/2049 (c)	312,039
	Wachovia Bank Commercial Mortgage Trust
1,000,000	Series 2006-C25, 5.737%, 05/15/2043 (c)	1,100,200

	Total Collateralized Mortgage Obligations (Cost $5,977,474)	6,470,881

	CORPORATE BONDS - 24.82%
	Banks - 6.50%
140,000	Barclays Bank Plc 5.200%, 07/10/2014	155,341
700,000	Credit Suisse 4.375%, 08/05/2020	716,307
325,000	HSBC Bank USA N.A. 4.875%, 08/24/2020	339,640
525,000	HSBC Holdings Plc 6.500%, 09/15/2037	590,730
	Kreditanstalt Fur Wiederaufbau
1,000,000	3.250%, 03/15/2013	1,060,364
4,800,000	3.500%, 03/10/2014 (a)	5,201,467
	Landwirtschaftliche Rentenbank
1,800,000	1.875%, 09/24/2012	1,841,686
1,690,000	3.250%, 03/15/2013 (a)	1,787,785
175,000	PNC Funding Corp. 3.625%, 02/08/2015 (a)	184,907
375,000	SVB Financial Group 5.375%, 09/15/2020	381,642
625,000	The Royal Bank Scotland Plc 4.875%, 03/16/2015	658,201

		12,918,070

	Beverages - 0.53%
675,000	Anheuser-Busch InBev. N.V. 5.375%, 01/15/2020	763,348
210,000	PepsiCo, Inc. 7.900%, 11/01/2018	280,220

		1,043,568

	Capital Markets - 1.24%
675,000	Bear Stearns Cos., Inc. 7.250%, 02/01/2018 (a)	823,447
260,000	Merrill Lynch & Co., Inc. 6.875%, 04/25/2018	292,077
	Morgan Stanley
150,000	6.625%, 04/01/2018	166,546
1,025,000	7.300%, 05/13/2019	1,180,864

		2,462,934

	Chemicals - 0.32%
575,000	Dow Chemical Co. 5.900%, 02/15/2015	641,794

	Consumer Finance - 0.89%
	American Express Co.
140,000	5.125%, 08/25/2014	155,223
125,000	7.000%, 03/19/2018	150,773
120,000	8.125%, 05/20/2019 (a)	155,222
475,000	Discover Financial Services 10.250%, 07/15/2019	609,450
690,000	GMAC LLC 1.750%, 10/30/2012	706,342

		1,777,010

	Diversified Financial Services - 3.14%
	Bank of America Funding Corp.
250,000	5.650%, 05/01/2018	265,285
575,000	5.625%, 07/01/2020 (a)	608,745
	Citigroup, Inc.
200,000	1.875%, 10/22/2012	205,207
350,000	5.000%, 09/15/2014	363,848
280,000	8.500%, 05/22/2019	346,729
475,000	5.375%, 08/09/2020 (a)	492,388
150,000	6.875%, 03/05/2038	168,086
3,000,000	Private Export Funding Corp. 3.550%, 04/15/2013	3,210,477
500,000	Wachovia Corp. 6.600%, 01/15/2038	569,371

		6,230,136

	Diversified Manufacturing - 2.11%
340,000	General Electric Capital Corp. 5.625%, 05/01/2018 (a)	377,980
3,700,000	General Electric Corp. 2.125%, 12/21/2012	3,819,880

		4,197,860

	Diversified Telecommunication Services - 0.46%
	AT&T, Inc.
330,000	5.600%, 05/15/2018	386,224
190,000	6.400%, 05/15/2038	217,902
90,000	Verizon Communications, Inc. 6.400%, 02/15/2038	104,453
150,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	204,564

		913,143

	Electric Utilities - 0.38%
350,000	Edison International 3.750%, 09/15/2017	359,414
312,000	Nevada Power Co. 7.125%, 03/15/2019	387,810

		747,224

	Food Products - 0.26%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	147,953
225,000	5.375%, 02/10/2020 (a)	251,804
100,000	6.500%, 02/09/2040 (a)	117,503

		517,260

	Health Care Equipment & Supplies - 0.10%
200,000	Hospira, Inc. 5.600%, 09/15/2040	207,874

	Health Care Products - 0.11%
200,000	Covidien International Financial S.A. 4.200%, 06/15/2020	213,589

	Household Durables - 0.36%
175,000	Newell Rubbermaid, Inc. 6.750%, 03/15/2012	187,363
450,000	Whirlpool Corporation 8.600%, 05/01/2014	536,228

		723,591

	Insurance - 1.70%
425,000	Alleghany Corp. 5.625%, 09/15/2020	435,463
250,000	Lincoln National Corp. 4.300%, 06/15/2015	265,332
	Metlife, Inc.
90,000	6.750%, 06/01/2016 (a)	107,567
125,000	4.750%, 02/08/2021 (a)	132,885
350,000	6.400%, 12/15/2066 (Callable at $100 on 12/15/2031) (c)	329,000
875,000	Prudential Financial, Inc. 3.875%, 01/14/2015	920,111
675,000	Reinsurance Group of America, Inc. 5.625%, 03/15/2017	728,972
250,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	261,229
200,000	The Travelers Companies, Inc. 6.250%, 03/15/2067 (Callable at $100 on 03/15/2017) (c)	192,250

		3,372,809

	Life Sciences Tools & Services - 0.29%
500,000	Life Technologies Corp. 6.000%, 03/01/2020 (a)	567,443

	Media - 0.63%
580,000	Comcast Corp. 5.700%, 05/15/2018	664,923
225,000	NBC Universal, Inc. 4.375%, 04/01/2021 (Acquired 09/27/10, Cost $224,944) (e)	228,218
300,000	WPP Finance UK 8.000%, 09/15/2014	358,089

		1,251,230

	Metals & Mining - 0.43%
425,000	Freeport McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017 (Callable at $104.19 on 04/01/2012)	475,007
300,000	Teck Resources Ltd. 10.750%, 05/15/2019 (Callable at $105.38 on 05/15/2014)	378,353

		853,360

	Oil & Gas - 2.51%
350,000	Anadarko Petroleum Corp. 6.375%, 09/15/2017	386,231
	BP Capital Markets Plc
225,000	5.250%, 11/07/2013	245,231
300,000	3.875%, 03/10/2015 (a)	312,445
225,000	4.500%, 10/01/2020	230,550
300,000	Conoco, Inc. 6.950%, 04/15/2029	386,602
650,000	Energy Transfer Partners LP 6.700%, 07/01/2018	758,212
260,000	Pemex Project Funding Master Trust 6.625%, 06/15/2035	285,332
	Petrobras International Finance Co.
90,000	6.125%, 10/06/2016	101,193
22,000	5.750%, 01/20/2020	24,465
475,000	Suncor Energy, Inc. 6.100%, 06/01/2018	556,868

300,000	Talisman Energy, Inc. 7.750%, 06/01/2019	383,576
	Transocean, Inc.
200,000	5.250%, 03/15/2013 (a)	210,464
400,000	6.500%, 11/15/2020	436,451
	Williams Companies, Inc.
250,000	7.500%, 01/15/2031	283,641
300,000	8.750%, 03/15/2032	376,951

		4,978,212

	Pipelines - 0.45%
	Enterprise Products Operating LLC
290,000	6.300%, 09/15/2017	334,965
300,000	7.550%, 04/15/2038	374,914
200,000	TransCanada PipeLines Ltd. 6.350%, 05/15/2067 (Callable at $100 on 05/15/2017) (c)	187,246

		897,125

	Real Estate Investment Trust - 1.14%
400,000	Duke Realty Corp. 6.750%, 03/15/2020	447,555
450,000	HCP, Inc. 6.300%, 09/15/2016	489,381
275,000	Kilroy Realty Corp. 6.625%, 06/01/2020 (d)	279,470
450,000	Liberty Property LP 4.750%, 10/01/2020	454,081
	Simon Property Group LP
425,000	5.650%, 02/01/2020 (Callable at $100 on 11/01/2019)	474,712
125,000	4.375%, 03/01/2021	126,979

		2,272,178

	Specialty Retail - 0.23%
400,000	Home Depot, Inc. 5.400%, 03/01/2016	455,975

	Telecommunications - 0.77%
175,000	Qwest Corp. 8.375%, 05/01/2016	207,813
	Telecom Italia SpA
140,000	5.250%, 10/01/2015	151,245
775,000	6.999%, 06/04/2018	891,608
230,000	Telefonica Emisiones SAU 6.221%, 07/03/2017	268,918

		1,519,584

	Tobacco - 0.17%
	Altria Group, Inc.
90,000	8.500%, 11/10/2013	107,845
175,000	9.700%, 11/10/2018	237,237

		345,082

	Transportation - 0.07%
120,000	Vale Overseas Ltd. 6.875%, 11/21/2036	137,395

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V. 5.625%, 11/15/2017 (a)	67,993

	Total Corporate Bonds (Cost $45,716,618)	49,312,439

	FOREIGN GOVERNMENT NOTE/BONDS - 1.02%
2,000,000	Denmark Government International Bond 1.875%, 03/16/2012	2,034,778

	Total Foreign Government Note/Bonds (Cost $2,025,483)	2,034,778

	Mortgage Backed Securities - U.S. Government Agency - 29.66%
	Federal Home Loan Mortgage Corp.
3,686,189	Pool #G13771, 4.500%, 03/01/2025	3,909,356
1,000,000	Pool #TBA, 6.500%, 08/01/2038 (b)	1,088,906
24,776	Pool #G05335, 5.000%, 03/01/2039	26,513
69,804	Pool #A88642, 5.000%, 09/01/2039	74,689
2,956,412	Pool #A90081, 5.000%, 12/01/2039	3,163,405
38,692	Pool #A90206, 5.000%, 12/01/2039	41,281
628,443	Pool #A90305, 5.000%, 12/01/2039	672,436
1,349,254	Pool #A90994, 4.500%, 02/01/2040	1,417,483
494,818	Pool #A92630, 5.000%, 06/01/2040	529,457
	Federal National Mortgage Association
1,465,426	Pool #704167, 5.000%, 05/01/2018	1,564,194
622,696	Pool #AC7686, 4.000%, 12/01/2024	651,134
1,647,648	Pool #AC5591, 4.500%, 02/01/2025	1,734,112
451,037	Pool #AD4073, 4.000%, 05/01/2025	473,977
1,021,748	Pool #AD3046, 4.000%, 07/01/2025	1,070,327
109,722	Pool #906270, 6.000%, 01/01/2037	118,526
24,071	Pool #899584, 6.000%, 07/01/2037	25,905
24,226	Pool #939560, 6.000%, 07/01/2037	26,072
71,486	Pool #943618, 6.000%, 08/01/2037	76,931
41,842	Pool #948383, 6.000%, 09/01/2037	45,029
105,770	Pool #950842, 6.000%, 09/01/2037	113,826
128,246	Pool #952412, 6.000%, 09/01/2037	138,014
2,159,515	Pool #950694, 6.000%, 10/01/2037	2,336,890
30,559	Pool #955764, 6.000%, 10/01/2037	32,887
264,147	Pool #933167, 6.000%, 11/01/2037	284,267
60,601	Pool #960008, 6.000%, 11/01/2037	65,217
80,548	Pool #960009, 6.000%, 11/01/2037	86,683
27,553	Pool #960245, 6.000%, 11/01/2037	29,652
2,000,000	Pool #TBA, 6.000%, 11/14/2037 (b)	2,145,938
83,372	Pool #960392, 5.500%, 12/01/2037	88,713
33,374	Pool #967065, 5.500%, 12/01/2037	35,512
557,752	Pool #960392, 6.000%, 12/01/2037	600,235
28,162	Pool #967761, 6.000%, 12/01/2037	30,307
177,740	Pool #257041, 5.500%, 01/01/2038	189,127
67,052	Pool #955260, 5.500%, 01/01/2038	71,347
291,180	Pool #960638, 6.000%, 01/01/2038	313,359
51,780	Pool #968970, 6.000%, 01/01/2038	55,724
274,044	Pool #889425, 6.000%, 03/01/2038	294,576
149,797	Pool #889624, 5.500%, 05/01/2038	159,394
79,354	Pool #889667, 5.500%, 06/01/2038	84,437
72,593	Pool #929628, 5.500%, 06/01/2038	77,243
36,720	Pool #889685, 5.500%, 07/01/2038	39,072
619,505	Pool #889697, 6.000%, 07/01/2038	665,918
30,940	Pool #995446, 6.000%, 10/01/2038	33,297
2,000,000	Pool #TBA, 5.500%, 10/14/2038 (b)	2,126,250
1,000,000	Pool #TBA, 6.500%, 10/14/2038 (b)	1,090,469
96,829	Pool #AA5357, 4.500%, 04/01/2039	101,873
186,980	Pool #AA9795, 4.500%, 07/01/2039	197,190
140,043	Pool #935532, 4.500%, 08/01/2039	147,686
126,281	Pool #AC2864, 4.500%, 08/01/2039	133,172
171,587	Pool #931823, 5.000%, 08/01/2039	183,970
98,227	Pool #AC1259, 5.000%, 08/01/2039	105,010
127,688	Pool #932009, 5.000%, 09/01/2039	136,907
81,606	Pool #AC1441, 5.000%, 09/01/2039	87,494
81,343	Pool #AC3234, 5.000%, 09/01/2039	87,214
399,599	Pool #AC5082, 4.500%, 10/01/2039	421,411
121,686	Pool #932065, 5.000%, 10/01/2039	130,471
96,491	Pool #AC3661, 5.000%, 10/01/2039	103,457
1,350,766	Pool #AE0393, 5.500%, 10/01/2039	1,437,299

93,586	Pool #AC2703, 4.500%, 11/01/2039	98,699
247,557	Pool #AC7241, 4.500%, 11/01/2039	261,077
115,040	Pool #932149, 5.000%, 11/01/2039	123,340
116,296	Pool #932185, 5.000%, 11/01/2039	124,685
173,405	Pool #AC6651, 4.500%, 12/01/2039	182,877
5,961,754	Pool #932278, 5.000%, 12/01/2039	6,373,358
125,825	Pool #932299, 5.000%, 12/01/2039	134,905
28,177	Pool #AC3891, 5.000%, 12/01/2039	30,211
45,409	Pool #AC3892, 5.000%, 12/01/2039	48,546
192,807	Pool #AC5007, 4.500%, 01/01/2040	203,342
253,097	Pool #AC6752, 4.500%, 01/01/2040	266,924
965,451	Pool #AD0575, 4.500%, 01/01/2040	1,018,183
89,463	Pool #932404, 5.000%, 01/01/2040	95,919
89,904	Pool #932431, 5.000%, 01/01/2040	96,397
728,237	Pool #AD0835, 6.000%, 03/01/2040	786,665
198,777	Pool #AD6940, 4.500%, 06/01/2040	209,643
99,500	Pool #AD6975, 5.000%, 07/01/2040	106,687
9,980,903	Pool #MA0510, 4.500%, 09/01/2040	10,408,318
2,000,000	Pool #TBA, 3.500%, 10/01/2040 (b)	2,015,312
	Government National Mortgage Association
3,000,000	Pool #TBA, 4.000%, 10/15/2040 (b)	3,102,186
2,000,000	Pool #TBA, 4.000%, 11/15/2040 (b)	2,061,250

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $58,208,509)	58,919,765

	MUNICIPAL BONDS - 1.31%
	California, GO,
615,000	7.950%, 03/01/2036 (Callable at $100 on 03/01/2020)	659,957
85,000	7.550%, 04/01/2039	92,523
215,000	7.300%, 10/01/2039	227,782
150,000	7.350%, 11/01/2039	160,243
1,075,000	7.625%, 03/01/2040	1,183,446
	Illinois, GO,
275,000	7.350%, 07/01/2035	288,860

	Total Municipal Bonds (Cost $2,441,117)	2,612,811

	U.S. GOVERNMENT AGENCY ISSUES - 4.90%
2,500,000	Federal Home Loan Banks
	1.375%, 06/08/2012	2,538,090
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014 (a)	514,647
2,900,000	1.750%, 09/10/2015	2,932,161
200,000	6.750%, 03/15/2031	280,705
200,000	Federal National Mortgage Association
	6.625%, 11/15/2030	276,010
2,000,000	Financing Corp.
	10.350%, 08/03/2018	3,103,750
80,000	Tennessee Valley Authority
	5.250%, 09/15/2039	93,219

	Total U.S. Government Agency Issues (Cost $9,388,967)	9,738,582

	U.S. TREASURY OBLIGATIONS - 30.25%
	U.S. Treasury Bond - 3.59%
1,860,000	4.375%, 11/15/2039	2,086,978
3,470,000	4.375%, 05/15/2040 (a)	3,897,806
1,100,000	3.875%, 08/15/2040 (a)	1,137,296

		7,122,080

	U.S. Treasury Note - 26.66%
13,800,000	0.875%, 01/31/2012	13,901,347
7,880,000	1.750%, 08/15/2012	8,079,159
1,300,000	1.375%, 03/15/2013	1,326,919
5,200,000	0.750%, 08/15/2013 (a)	5,220,311
7,800,000	1.250%, 09/30/2015	7,789,033
20,000	3.125%, 10/31/2016	21,711
4,500,000	3.250%, 12/31/2016	4,911,683
1,100,000	4.000%, 08/15/2018	1,251,079
3,950,000	3.125%, 05/15/2019	4,197,803
5,700,000	3.625%, 08/15/2019	6,269,111

		52,968,156

	Total U.S. Treasury Obligations (Cost $58,268,281)	60,090,236

	SHORT TERM INVESTMENTS - 14.74%
	Money Market Fund - 14.74%
29,280,387	Federated Prime Obligations Fund Effective Yield, 0.21%	29,280,387

	Total Short Term Investments (Cost $29,280,387)	29,280,387

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.87%
	Money Market Fund - 9.87%
19,612,357	Mount Vernon Prime Portfolio Effective Yield, 0.30%	19,612,357

	Total Investments Purchased as Securities Lending Collateral (Cost $19,612,357)	19,612,357

	Total Investments (Cost $230,919,193) - 119.84%	238,072,236
	Liabilities in Excess of Other Assets - (19.84)%	(39,407,479)

	TOTAL NET ASSETS - 100.00%	$198,664,757

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Security purchased on a when-issued bases. On September 30, 2010, the total value of the investments purchased on a when-issued basis was $13,630,311, or 6.86% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2010.
(d)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $279,470, which represents 0.14% of total net assets.
(e)	Restricted securities as defined in Rule 144(b) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s guidelines. The market value of these securities total $228,218, which represents 0.11% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$230,919,193

Gross unrealized appreciation	7,213,395
Gross unrealized depreciation	(60,352)

Net unrealized appreciation	7,153,043

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$49,312,439	$—	$49,312,439
Collateralized Mortgage Obligations	—	6,470,881	—	6,470,881
Foreign Government Note/Bond	—	2,034,778	—	2,034,778
Municipal Bonds	—	2,612,811	—	2,612,811
Mortgage Backed Securities - U.S. Government Agency	—	58,919,765	—	58,919,765
U.S. Government Agency Issues	—	9,738,582	—	9,738,582
U.S. Treasury Obligations	—	60,090,236	—	60,090,236

Total Fixed Income	—	189,179,492	—	189,179,492

Short Term Investments	29,280,387	—	—	29,280,387

Investments Purchased as Securities Lending Collateral	19,612,357	—	—	19,612,357

Total Investments in Securities	$48,892,744	$189,179,492	$—	$238,072,236

Genworth Enhanced Small Cap Index Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.73%
	Investment Companies - 97.73%
631	iShares Morningstar Small Core Index Fund	$48,637
1,345	iShares Morningstar Small Growth Index Fund (a)	97,217
1,333	iShares Morningstar Small Value Index Fund	97,376
6,458	iShares Russell 2000 Growth Index Fund	482,671
36,001	iShares Russell 2000 Index Fund (a)	2,428,988
10,986	iShares Russell 2000 Value Index Fund (a)	680,033
1,550	iShares S&P Small Cap 600 Growth Index Fund	96,829
1,562	iShares S&P Small Cap 600 Value Index Fund (a)	97,110
3,388	SPDR Dow Jones Small Cap ETF	194,749
1,042	SPDR Dow Jones Small Cap Growth ETF	96,458
1,593	SPDR Dow Jones Small Cap Value ETF	97,508
3,067	Vanguard Small Cap ETF	194,570
1,456	Vanguard Small Cap Growth ETF	97,246
1,632	Vanguard Small Cap Value ETF	97,430

	Total Investment Companies (Cost $4,623,209)	4,806,822

	SHORT TERM INVESTMENTS - 1.76%
	Money Market Fund - 1.76%
86,616	Federated Prime Obligations Fund Effective Yield, 0.210%	86,616

	Total Short Term Investments (Cost $86,616)	86,616

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.05%
	Money Market Fund - 35.05%
1,724,122	Mount Vernon Prime Portfolio Effective Yield, 0.30%	1,724,122

	Total Investments Purchased as Securities Lending Collateral (Cost $1,724,122)	1,724,122

	Total Investments (Cost $6,433,947) - 134.54%	6,617,560
	Other Assets in Excess of Liabilities - (34.54)%	(1,698,967)

	TOTAL NET ASSETS - 100.00%	$4,918,593

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$6,433,947

Gross unrealized appreciation	184,250
Gross unrealized depreciation	(637)

Net unrealized appreciation	183,613

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,806,822	$—	$—	$4,806,822

Short Term Investments	86,616	—	—	86,616

Investments Purchased as Securities Lending Collateral	1,724,122	—	—	1,724,122

Total Investments in Securities	$6,617,560	$—	$—	$6,617,560

Genworth Enhanced International Index Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.17%
	Investment Companies - 98.17%
14,901	iShares MSCI Australia Index Fund (a)	$353,750
39,703	iShares MSCI EAFE Growth Index Fund (a)	2,250,763
81,942	iShares MSCI EAFE Index Fund (a)	4,500,255
46,160	iShares MSCI EAFE Value Index Fund (a)	2,246,146
14,975	iShares MSCI France Index Fund (a)	359,250
16,446	iShares MSCI Germany Index Fund (a)	361,812
15,205	iShares MSCI Hong Kong Index Fund	275,819
91,189	iShares MSCI Japan Index Fund (a)	901,859
8,857	iShares MSCI Netherlands Index Fund	179,974
20,626	iShares MSCI Singapore Index Fund	272,676
4,427	iShares MSCI Spain Index Fund (a)	179,957
6,257	iShares MSCI Sweden Index Fund	181,265
15,768	iShares MSCI Switzerld Index Fund	359,668
54,813	iShares MSCI United Kingdom Index Fund (a)	896,741
130,121	Vanguard Europe Pacific ETF	4,491,777

	Total Investment Companies (Cost $16,809,538)	17,811,712

	SHORT TERM INVESTMENTS - 1.37%
	Money Market Fund - 1.37%
248,113	Federated Prime Obligations Fund Effective Yield, 0.210%	248,113

	Total Short Term Investments (Cost $248,113)	248,113

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 42.29%
	Money Market Fund - 42.29%
7,672,752	Mount Vernon Prime Portfolio Effective Yield, 0.30%	7,672,752

	Total Investments Purchased as Securities Lending Collateral (Cost $7,672,752)	7,672,752

	Total Investments (Cost $24,730,403) - 141.83%	25,732,577
	Other Assets in Excess of Liabilities - (41.83)%	(7,589,424)

	TOTAL NET ASSETS - 100.00%	$18,143,153

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$24,730,403

Gross unrealized appreciation	1,021,860
Gross unrealized depreciation	(19,686)

Net unrealized appreciation	1,002,174

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$17,811,712	$—	$—	$17,811,712

Short Term Investments	248,113	—	—	248,113

Investments Purchased as Securities Lending Collateral	7,672,752	—	—	7,672,752

Total Investments in Securities	$25,732,577	$—	$—	$25,732,577

Genworth 40/60 Index Allocation Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.36%
	Investment Companies - 97.36%
59,840	iShares Barclays Aggregate Bond Fund	$6,501,616
32,914	iShares MSCI EAFE Index Fund (a)	1,807,637
19,223	iShares Russell 2000 Index Fund (a)	1,296,976
4,190	iShares Russell 2000 Value Index Fund	259,361
20,391	iShares S&P 500 Index Fund (a)	2,334,566
9,572	iShares S&P 500 Value Index Fund	519,281
16,264	iShares S&P Midcap 400 Index Fund (a)	1,302,421
3,671	iShares S&P Midcap 400 Value Index Fund	261,118
36,027	SPDR Barclays Capital Aggregate Bond Fund	2,081,280
22,727	SPDR S&P 500 Fund (a)	2,593,605
78,646	Vanguard Total Bond Market ETF (a)	6,500,878

	Total Investment Companies (Cost $24,605,684)	25,458,739

	SHORT TERM INVESTMENTS - 3.53%
	Money Market Fund - 3.53%
921,776	Federated Prime Obligations Fund Effective Yield, 0.210%	921,776

	Total Short Term Investments (Cost $921,776)	921,776

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.95%
	Money Market Fund - 34.95%
9,139,798	Mount Vernon Prime Portfolio Effective Yield, 0.30%	9,139,798

	Total Investments Purchased as Securities Lending Collateral (Cost $9,139,798)	9,139,798

	Total Investments (Cost $34,667,258) - 135.84%	35,520,313

	Liabilities in Excess of Other Assets - (35.84)%	(9,372,109)

	TOTAL NET ASSETS - 100.00%	$26,148,204

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$34,667,258

Gross unrealized appreciation	854,880
Gross unrealized depreciation	(1,825)

Net unrealized appreciation	853,055

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$25,458,739	$—	$—	$25,458,739

Short Term Investments	921,776	—	—	921,776

Investments Purchased as Securities Lending Collateral	9,139,798	—	—	9,139,798

Total Investments in Securities	$35,520,313	$—	$—	$35,520,313

Genworth 60/40 Index Allocation Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 96.38%
	Investment Companies - 96.38%
36,220	iShares Barclays Aggregate Bond Fund	$3,935,303
44,468	iShares MSCI EAFE Index Fund (a)	2,442,183
25,452	iShares Russell 2000 Index Fund (a)	1,717,246
7,925	iShares Russell 2000 Value Index Fund	490,557
29,998	iShares S&P 500 Index Fund (a)	3,434,894
13,579	iShares S&P 500 Value Index Fund	736,661
21,534	iShares S&P Midcap 400 Index Fund (a)	1,724,443
6,944	iShares S&P Midcap 400 Value Index Fund	493,927
25,554	SPDR Barclays Capital Aggregate Bond Fund (a)	1,476,255
32,241	SPDR S&P 500 Fund (a)	3,679,343
47,602	Vanguard Total Bond Market ETF	3,934,781

	Total Investment Companies (Cost $23,242,761)	24,065,593

	SHORT TERM INVESTMENTS - 7.24%
	Money Market Fund - 7.24%
1,807,983	Federated Prime Obligations Fund Effective Yield, 0.210%	1,807,983

	Total Short Term Investments (Cost $1,807,983)	1,807,983

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.26%
	Money Market Fund - 26.26%
6,557,876	Mount Vernon Prime Portfolio Effective Yield, 0.30%	6,557,876

	Total Investments Purchased as Securities Lending Collateral (Cost $6,557,876)	6,557,876

	Total Investments (Cost $31,608,620) - 129.89%	32,431,452
	Liabilities in Excess of Other Assets - (29.89)%	(7,462,396)

	TOTAL NET ASSETS - 100.00%	$24,969,056

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$31,608,620

Gross unrealized appreciation	833,936
Gross unrealized depreciation	(11,104)

Net unrealized appreciation	822,832

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,065,593	$—	$—	$24,065,593

Short Term Investments	1,807,983	—	—	1,807,983

Investments Purchased as Securities Lending Collateral	6,557,876	—	—	6,557,876

Total Investments in Securities	$32,431,452	$—	$—	$32,431,452

Genworth Moderate Allocation Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.73%
	Investment Companies - 97.73%
114,745	Genworth Calamos Growth Fund - Institutional Shares (a)	$1,224,719
183,847	Genworth Columbia Mid Cap Value Fund - Institutional Shares (a)	1,722,752
235,802	Genworth Davis NY Venture Fund - Institutional Shares (a)	2,216,914
169,648	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	1,475,323
239,066	Genworth Enhanced International Index Fund - Institutional Shares (a)	2,447,651
198,962	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	2,212,435
803,600	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	9,372,949
114,664	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	1,227,523
246,374	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	2,211,651

	Total Investment Companies (Cost $23,024,211)	24,111,917

	SHORT TERM INVESTMENTS - 3.31%
	Money Market Fund - 3.31%
816,121	Federated Prime Obligations Fund Effective Yield, 0.210%	816,121

	Total Short Term Investments (Cost $816,121)	816,121

	Total Investments (Cost $23,840,332) - 101.04%	24,928,038
	Other Assets in Excess of Liabilities - (1.04)%	(255,413)

	TOTAL NET ASSETS - 100.00%	$24,672,625

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$23,840,332

Gross unrealized appreciation	1,087,706
Gross unrealized depreciation	0

Net unrealized appreciation	1,087,706

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,111,917	$—	$—	$24,111,917

Short Term Investments	816,121	—	—	816,121

Total Investments in Securities	$24,928,038	$—	$—	$24,928,038

Genworth Growth Allocation Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 96.78%
	Investment Companies - 96.78%
137,221	Genworth Calamos Growth Fund - Institutional Shares (a)	$1,464,617
235,559	Genworth Columbia Mid Cap Value Fund - Institutional Shares (a)	2,207,334
261,098	Genworth Davis NY Venture Fund - Institutional Shares (a)	2,454,739
169,063	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	1,470,243
285,894	Genworth Enhanced International Index Fund - Institutional Shares (a)	2,927,100
242,338	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	2,694,774
590,081	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	6,882,524
137,123	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	1,467,960
272,806	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	2,448,928

	Total Investment Companies (Cost $23,100,531)	24,018,219

	SHORT TERM INVESTMENTS - 3.55%
	Money Market Fund - 3.55%
881,680	Federated Prime Obligations Fund Effective Yield, 0.210%	881,680

	Total Short Term Investments (Cost $881,680)	881,680

	Total Investments (Cost $23,982,211) - 100.33%	24,899,899
	Other Assets in Excess of Liabilities - (0.33)%	(81,440)

	TOTAL NET ASSETS - 100.00%	$24,818,459

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$23,982,211

Gross unrealized appreciation	917,688
Gross unrealized depreciation	0

Net unrealized appreciation	917,688

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,018,219	$—	$—	$24,018,219

Short Term Investments	881,680	—	—	881,680

Total Investments in Securities	$24,899,899	$—	$—	$24,899,899

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Genworth Variable Insurance Trust

BY	/S/ CARRIE E. HANSEN
Carrie E. Hansen
President (Principal Executive Officer)

Date	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ CARRIE E. HANSEN
Carrie E. Hansen
President (Principal Executive Officer)

Date	November 24, 2010

BY	/S/ STARR E. FROHLICH
Starr E. Frohlich
Treasurer (Principal Financial Officer)

Date	November 24, 2010

5